ADVANCE CAPITAL I, INC.
SEMI-ANNUAL REPORT

AN INVESTMENT COMPANY WITH
FIVE FUNDS


JUNE 30, 2002

Table of Contents
                                       Page

A Letter to Our Shareholders..........  1
Financial Highlights..................  3

Portfolio of Investments

Equity Growth Fund....................  8
Bond Fund............................. 13
Balanced Fund......................... 19
Retirement Income Fund................ 31
Cornerstone Stock Fund................ 39

Statement of Assets and Liabilities... 41
Statement of Operations............... 42
Statement of Changes in Net Assets.... 43
Notes to Financial Statements......... 46

Dear Shareholders,

     There have been few periods in our nation's history when economic, geopolitical and financial market uncertainties have occurred simultaneously. Today we are wrestling with all three. Domestically, corporate America is suffering from the aftereffects of bogus accounting, the result of greed by executives at a few well-known companies.
Executives have hidden expenses, skimmed money and inflated revenue in efforts to prop-up the stock prices. The schemes fleeced investors and forced several companies into bankruptcy. In response, Congress passed new regulations forcing business executives to personally attest to the accuracy of their companies' financial statements or risk prison terms. These scandals have brought intense scrutiny to the entire corporate governance process. Along with the lingering impact of last September's terrorist attacks and a tenuous economic climate, these events have been disastrous for stocks. At the same time, most fixed income investments have performed adequately. In the midst of this uncertainty, consumers have remained remarkably upbeat about the future and the economy appears to be gaining strength.

     Typically, the combination of a retrenchment in business spending, a sell-off in equities and a horrendous event such as the terrorist attacks has proved disastrous for economic growth. In the face of these current events our economy has held up relatively well, particularly in light of the shallow recession last year. The Gross Domestic Product (GDP), which measures total economic output, rose at an annualized rate of 5 percent in the first quarter and 1.1 percent in the second.
Consumers were the major cause of this growth. Their spending on goods and services, the largest component of GDP, has remained strong throughout the last year. As a result, corporations have been able to sell inventory and increase production to meet demand. Industrial production which fell throughout 2001 has been positive for the first six months of this year. Today's economic climate may actually be better equipped to recover from severe economic blows than past declines. The expansion of the service sector over the past decade has diversified our economy and made it less reliant on manufacturing, which is much more cyclical. Further, new technologies have allowed businesses to better manage operations, improve productivity and cut operating expenses. In many respects today's economy is more resilient and flexible than earlier periods in our nation's history. Unfortunately, exogenous forces are masking much of this underlying economic strength.

     Across the ocean, the Middle East conflict appears to be moving toward war. The region's vicious cycle of violence and retaliation has forced world leaders to take even closer notice, particularly since September 11th. Although a long-term solution in the region has proved extraordinarily difficult, it is necessary for international peace and stability. The problems in the Middle East and fighting the global war on terrorism are exacerbated by the talk of ousting Saddam Hussein. Finding a solution to these complex issues will be difficult and costly. The added strain of addressing these issues while attempting to rejuvenate domestic economic growth could push the U.S. Federal budget into a deficit for the first time since 1998.
As investors have digested the magnitude of these combined issues, fear and uncertainty have crept into the capital markets.
Most fixed income securities have performed well in this environment while stocks have not. Through this volatile period, the majority of the Advance Capital I, Inc. Funds have performed in-line with or better than their respective benchmarks. For the six months ended
June 30, 2002, the Equity Growth Fund declined 11.94 percent, better than the 17.37 percent decline by the Lipper Mid Cap Growth Index.

The Balanced Fund declined 3.49 percent for the six months, compared to the Lipper Balanced Index which declined 6.04 percent.
The Bond Fund returned 2.86 percent and the Retirement Income Fund returned 3.66 percent, compared to the Lipper BBB Bond Index, which returned 1.55 percent during the same period. The Cornerstone Stock Fund declined 21.95 percent for the first six months of the year, compared with the 17.96 decline of the Lipper Large Cap Growth Index.

     After a prolonged, two year slide in equities, many investors are looking for answers. Should I get out of stocks? How long until the market recovers? Will it ever recover? Although it is impossible to predict the future, we can look to the past markets for some guidance. Almost 30 years ago stocks declined about 50 percent over a two year period, strikingly similar to the magnitude and duration of the current market decline. Back then the economy was experiencing high inflation, there was an oil embargo and the Vietnam War was still front page news.
It took about six years for the stock market to fully recover from that decline. In October 1987 the market experienced a dramatic one-day correction of more than 20 percent. It took about 20 months for the stock market to fully recover from that decline. Today, the stock market, as measured by the S&P 500 Index, is about 40 percent below its March, 2000 high. Although circumstances are unique in each market decline, investor sentiment and psychology appear to be quite similar. In a bull market investors behave as if stocks will rise indefinitely and in a bear market they act like stocks will go to zero. Neither is true. Today's prolonged slide is no different in magnitude or scope than other serious market declines.
History proves that stocks will eventually recover, but the timing is unknown.

     Reflecting on the current turmoil in the stock market, we offer a few reminders to all of our shareholders. First, think clearly and act rationally when contemplating a change to your asset mix.
An irrational portfolio decision in response to a volatile market can severely harm long-term growth of capital. No one can control the market, but each of us can control our personal spending habits and portfolio allocations. Intelligent investment decisions, broad diversification and control of costs are the building blocks of our philosophy. We fully expect this will continue to serve our investors well over time. We thank you for your continued confidence and look forward to providing you with service and results designed to meet or exceed your long term investment objectives. If you have questions or if we may be of service, please call us. We appreciate the opportunity to answer your questions or to discuss financial or investment matters that may be of interest to you. Our toll-free number is (800) 345-4783.

Sincerely,



/S/ Christopher M. Kostiz                    	/S/	John C. Shoemaker
    Christopher M. Kostiz                             John C. Shoemaker
Sr. Portfolio Manager						President


August 23, 2002

ADVANCE CAPITAL I, INC.
FINANCIAL HIGHLIGHTS
-----------------------


                                            EQUITY GROWTH
                                            ---------------
                                            (Unaudited)
                                            Six months
                                            ended     Years ended December 31
                                            June 30,  ------------------------------------------------
                                            2002      2001      2000      1999      1998      1997
                                            --------  --------  --------  --------  -------   --------
Selected Per-Share Data
 Net asset value, beginning of year  .        $22.95    $27.13    $26.43    $20.05    $17.25    $14.72
                                            --------  --------  --------  --------  --------  --------

Income from investment operations
 Net investment loss       . . . . . .         (0.08)    (0.16)    (0.23)    (0.14)    (0.10)    (0.09)

 Net realized and unrealized gain (loss)
  on investments           . . . . . .         (2.66)    (4.02)     2.14     10.01      2.90      2.69
                                            --------  --------  --------  --------   -------   -------

 Total from investment operations    .         (2.74)    (4.18)     1.91      9.87      2.80      2.60
                                            --------  --------  --------  --------   -------   -------

Less distributions
 Net investment income       . . . . .          0.00      0.00      0.00      0.00      0.00      0.00

 Net realized gain on investments  . .          0.00      0.00     (1.21)    (3.49)     0.00     (0.07)
                                            --------  --------  --------  --------   -------   --------

 Total distributions       . . . . . .          0.00      0.00     (1.21)    (3.49)     0.00     (0.07)
                                            --------  --------  --------- ---------  -------   --------

Net asset value, end of period   . . .        $20.21    $22.95    $27.13    $26.43    $20.05    $17.25
                                            ========  ========  ========= =========  =======   ========

Total Return           . . . . . . . .        -11.94%   -15.41%     7.10%    50.14%    16.23%    17.68%


Ratios and Supplemental Data
 Net assets, end of period (in thousands)   $112,981  $126,970  $136,136  $114,515   $68,061   $54,332
 Ratio of expenses to average net assets        1.00%     1.00%     1.01%     1.02%     1.02%     1.07%
 Ratio of net investment loss to average
  net assets           . . . . . . . .         -0.72%    -0.69%    -0.76%    -0.63%    -0.58%    -0.58%
 Portfolio turnover rate     . . . . .         10.70%     9.43%    18.57%    36.49%    22.34%    20.53%


See Notes To Financial Statements

ADVANCE CAPITAL I, INC.
FINANCIAL HIGHLIGHTS - Continued
---------------------------------


                                            BOND
                                            ------------------------------
                                            (Unaudited)
                                            Six months
                                            ended     Years ended December 31
                                            June 30,  -----------------------------------------------
                                            2002      2001      2000      1999      1998      1997
                                            --------  --------  --------  --------  --------  -------

Selected Per-Share Data
 Net asset value, beginning of year  .         $9.68     $9.52     $9.58    $10.62    $10.52    $10.37
                                            --------  --------  --------  --------  --------  --------

Income from investment operations
 Net investment income       . . . . .          0.32      0.67      0.77      0.75      0.67      0.69

 Net realized and unrealized gain (loss)
  on investments           . . . . . .         (0.05)     0.16     (0.06)    (1.04)     0.15      0.24
                                            --------  --------  --------  --------  --------  --------

 Total from investment operations    .          0.27      0.83      0.71     (0.29)     0.82      0.93
                                            --------  --------  --------  --------  --------  --------

Less distributions
 Net investment income       . . . . .         (0.32)    (0.67)    (0.77)    (0.75)    (0.67)    (0.69)

 Net realized gain on investments  . .          0.00      0.00      0.00      0.00     (0.05)    (0.09)
                                            --------  --------  --------  --------  ---------  -------

 Total distributions       . . . . . .         (0.32)    (0.67)    (0.77)    (0.75)    (0.72)    (0.78)
                                            --------  --------  --------  --------  ---------  -------

Net asset value, end of period   . . .         $9.63     $9.68     $9.52     $9.58    $10.62    $10.52
                                            ========  ========  ========  ========  =========  =======

Total Return           . . . . . . . .          2.86%     8.87%     7.09%    -3.71%     8.12%     9.41%


Ratios and Supplemental Data
 Net assets, end of period (in thousands)   $126,094  $114,212   $68,053   $34,362    $3,746    $4,203
 Ratio of expenses to average net assets        0.69%     0.71%     0.70%     0.73%     0.52%     0.54%
 Ratio of net investment income to average
  net assets           . . . . . . . .          6.69%     6.92%     7.55%     6.64%     6.35%     6.65%
 Portfolio turnover rate     . . . . .         23.48%    23.85%    14.88%    32.43%    11.56%    21.95%


See Notes To Financial Statements

ADVANCE CAPITAL I, INC.
FINANCIAL HIGHLIGHTS - Continued
--------------------------------


                                            BALANCED
                                            --------------
                                            (Unaudited)
                                            Six months
                                            ended     Years ended December 31
                                            June 30,  ------------------------------------------------
                                            2002      2001      2000      1999      1998      1997
                                            --------  --------  --------  --------  --------  --------

Selected Per-Share Data
 Net asset value, beginning of year  .        $17.38    $18.19    $17.02    $17.13    $15.69    $13.68
                                            --------  --------  --------   -------  --------  --------

Income from investment operations
 Net investment income       . . . . .          0.23      0.52      0.52      0.51      0.48      0.45

 Net realized and unrealized gain (loss)
  on investments           . . . . . .         (0.83)    (0.81)     1.18      0.87      1.56      2.32
                                            --------  --------  --------   -------   --------  -------

 Total from investment operations    .         (0.60)    (0.29)     1.70      1.38      2.04      2.77
                                            --------  --------  --------   -------   --------  -------

Less distributions
 Net investment income       . . . . .         (0.23)    (0.52)    (0.52)    (0.51)    (0.48)    (0.45)

 Net realized gain on investments  . .          0.00      0.00     (0.01)    (0.98)    (0.12)    (0.31)
                                            --------  --------  ---------  --------   -------  --------

 Total distributions       . . . . . .         (0.23)    (0.52)    (0.53)    (1.49)    (0.60)    (0.76)
                                            --------  --------  ---------  --------   -------  --------

Net asset value, end of period   . . .        $16.55    $17.38    $18.19    $17.02    $17.13    $15.69
                                            ========  ========  =========  ========   =======  ========

Total Return           . . . . . . . .         -3.49%    -1.58%    10.13%     8.37%    13.15%    20.50%


Ratios and Supplemental Data
 Net assets, end of period (in thousands)   $228,800  $232,991  $207,677  $169,216  $125,883   $99,421
 Ratio of expenses to average net assets        0.97%     0.98%     1.00%     1.03%     1.01%     1.04%
 Ratio of net investment income to average
  net assets           . . . . . . . .          2.68%     2.97%     2.97%     2.97%     2.92%     3.02%
 Portfolio turnover rate     . . . . .         11.45%    12.23%    10.26%    23.76%    11.04%    10.13%



See Notes To Financial Statements

ADVANCE CAPITAL I, INC.
FINANCIAL HIGHLIGHTS - Continued


                                            RETIREMENT INCOME
                                            -------------------------
                                            (Unaudited)
                                            Six months
                                            ended     Years ended December 31
                                            June 30,  ------------------------------------------------
                                            2002      2001      2000      1999      1998      1997
                                            --------  --------  --------  --------  --------  --------

Selected Per-Share Data
 Net asset value, beginning of year  .         $9.56     $9.50     $9.61    $10.56    $10.65    $10.20
                                            --------  --------  --------  --------  --------   -------

Income from investment operations
 Net investment income       . . . . .          0.33      0.68      0.71      0.71      0.73      0.74

 Net realized and unrealized gain (loss)
  on investments           . . . . . .          0.02      0.06     (0.11)    (0.95)    (0.08)     0.45
                                            --------  --------  ---------  --------  --------  -------

 Total from investment operations    .          0.35      0.74      0.60     (0.24)     0.65      1.19
                                            --------  --------  ---------  --------  --------  -------

Less distributions
 Net investment income       . . . . .         (0.33)    (0.68)    (0.71)    (0.71)    (0.73)    (0.74)

 Net realized gain on investments  . .          0.00      0.00      0.00      0.00     (0.01)     0.00
                                            --------  --------  ---------  --------  --------  -------

 Total distributions       . . . . . .         (0.33)    (0.68)    (0.71)    (0.71)    (0.74)    (0.74)
                                            --------  --------  ---------  --------  --------  -------

Net asset value, end of period   . . .         $9.58     $9.56     $9.50     $9.61    $10.56    $10.65
                                            ========  ========  =========  ========  ========  =======

Total Return           . . . . . . . .          3.66%     7.95%     6.59%    -2.33%     6.33%    12.20%


Ratios and Supplemental Data
 Net assets, end of period (in thousands)   $198,283  $200,346  $203,897  $209,791  $221,221  $200,511
 Ratio of expenses to average net assets        0.79%     0.80%     0.79%     0.81%     0.79%     0.82%
 Ratio of net investment income to average
  net assets           . . . . . . . .          6.79%     7.06%     7.53%     7.06%     6.87%     7.21%
 Portfolio turnover rate     . . . . .         23.68%    30.76%    19.62%    17.89%    19.52%    16.60%



See Notes To Financial Statements

ADVANCE CAPITAL I, INC.
FINANCIAL HIGHLIGHTS - Continued



                                            CORNERSTONE STOCK
                                            ------------------------------
                                            (Unaudited)
                                            Six monthsYears ended                   Partial Year
                                            ended     December 31                   Ended *
                                            June 30,  ---------------------------------------------------
                                            2002      2001      2000      1999      Dec. 31, 1998
                                            --------  --------  --------  --------  --------

Selected Per-Share Data
 Net asset value, beginning of period.         $8.70    $10.72    $13.55    $10.46    $10.00
                                            --------  --------  --------  --------  --------

Income from investment operations
 Net investment income       . . . . .          0.01      0.01      0.02      0.01      0.00

 Net realized and unrealized gain (loss)
  on investments           . . . . . .         (1.92)    (2.02)    (2.83)     3.09      0.46
                                            --------  --------  --------  --------  --------

 Total from investment operations    .         (1.91)    (2.01)    (2.81)     3.10      0.46
                                            --------  --------  --------  --------  --------

Less distributions
 Net investment income       . . . . .          0.00     (0.01)    (0.02)    (0.01)     0.00

 Net realized gain on investments  . .          0.00      0.00      0.00      0.00      0.00
                                            --------  --------   --------  --------  -------

 Total distributions       . . . . . .          0.00     (0.01)    (0.02)    (0.01)     0.00
                                            --------  --------   --------  --------  -------

Net asset value, end of period   . . .         $6.79     $8.70    $10.72    $13.55    $10.46
                                            ========  ========   ========  ========  =======

Total Return           . . . . . . . .        -21.95%   -18.72%   -20.77%    29.62%     4.60%


Ratios and Supplemental Data
 Net assets, end of period (in thousands)    $48,546   $62,266   $62,590   $52,356    $7,316
 Ratio of expenses to average net assets        0.71%     0.72%     0.71%     0.77%     0.66%**
 Ratio of net investment income to average
  net assets           . . . . . . . .          0.25%     0.16%     0.14%     0.11%     1.20%**
 Portfolio turnover rate     . . . . .         11.52%     4.01%    13.21%     7.62%     0.00%




*From December 17, 1998 (commencement of operations) to December 31, 1998. **Annualized

See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2002
-------------------------------------------------------------------------
                                                              Market
Common Stock                                      Shares      Value
----------------------------------------------    -------     -----------

ADVERTISING - 2.7%
    Catalina Marketing Corporation*                 13,000  $     366,860
    Harte-Hanks, Inc.                               28,050        576,427
    Interpublic Group of Companies, Inc.            22,080        546,701
    Lamar Advertising Company*                      14,500        539,545
    Omnicom Group, Inc.                              9,000        412,200
    WPP Group PLC - ADR                             14,185        625,289

AEROSPACE/DEFENSE - 0.2%
    Rockwell Collins, Inc.                           9,000        246,780

AGRICULTURE - 0.3%
    Delta & Pine Land Co                            15,000        301,500

APPAREL - 2.3%
    Cintas Corporation                              21,900      1,081,860
    Coach Inc.*                                     13,000        713,700
    Gucci Group NV - ADR                             8,000        756,880

BANK - 4.7%
    Boston Private Financial Holding                23,000        569,020
    City National Corporation                        9,000        483,750
    Community First Bankshares, Inc.                26,000        678,340
    Investors Financial Services Corp.              29,000        972,660
    Northern Trust Corporation                      11,200        493,472
    Silicon Valley Bancshares*                      20,000        527,200
    State Street Corporation                        12,200        545,340
    Synovus Financial Corporation                   16,500        454,080
    UCBH Holdings, Inc.                             15,000        570,150

BIOTECHNOLOGY - 2.2%
    Amgen, Inc.*                                     5,000        209,400
    Applera Corp.-Celera Genomics Group*             6,000         72,000
    Genzyme Corporation*                             7,500        144,300
    Human Genome Sciences, Inc.*                    15,800        211,720
    Idec Pharmaceuticals Corporation*               18,000        638,100
    Immunex Corporation*                            16,200        361,908
    Incyte Genomics, Inc.*                          12,000         87,240
    Invitrogen Corporation*                          8,200        262,482
    Millennium Pharmaceuticals, Inc.*               24,000        291,600
    Protein Design Labs, Inc.*                      24,000        260,640

BROADCASTING / CABLE TV - 5.7%
    Cox Radio, Inc.-Class A*                        18,000        433,800
    Emmis Communications Corporation*               18,000        381,420
    Entercom Communications Corporation*            16,000        734,400
    Gemstar-TV Guide International, Inc.*           19,000        102,410
    Hispanic Broadcasting Corporation*              22,200        579,420
    Radio One, Inc. - Class A*                      34,000        505,580
    Radio One, Inc. - Class D*                      16,000        237,920
    Regent Communications, Inc.*                    47,500        335,302
    Salem Communications Corp. - Class A*           23,000        572,010
    Spanish Broadcasting Systems-Class A            49,000        490,000
    Univision Communications, Inc.*                 19,200        602,880
    USA Interactive*                                31,500        738,675
    Viacom, Inc. - Class B*                          5,500        244,035
    Westwood One, Inc.*                             13,500        451,170

BUILDING MATERIALS - 0.3%
    Insituform Technologies, Inc. - Class A*        17,500        370,650

CHEMICAL - 1.6%
    Ecolab, Inc.                                    20,000        924,600
    Symyx Technologies, Inc.*                       12,200        169,824
    Valspar Corporation                             15,800        713,212

COMPUTER & PERIPHERALS - 1.3%
    Brocade Communications Systems*                 14,500        253,460
    Diebold, Inc.                                    9,500        353,780
    Lexmark International, Inc.*                     5,000        272,000
    Synopsys, Inc.*                                  6,400        350,784
    VERITAS Software Corporation*                   10,250        202,847

COMPUTER SOFTWARE & SERVICES - 10.9%
    Adobe Systems, Inc.                             19,000        541,500
    Affiliated Computer Services, Inc.*             16,000        759,680
    BARRA, Inc.*                                    10,500        390,390
    BEA Systems, Inc.*                              14,500        136,445
    BISYS Group, Inc.*                              38,000      1,265,400
    BMC Software, Inc.*                             17,700        293,820
    Cadence Design Systems, Inc.*                   13,000        209,560


See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2002
-------------------------------------------------------------------------
                                                              Market
Common Stock                                      Shares      Value
------------------------------------------------- -------     -----------

COMPUTER SOFTWARE & SERVICES - 10.9% (Continued)
    Certegy, Inc.*                                   9,100  $     337,701
    Check Point Software Tech. Ltd.* - ADR          19,500        264,420
    Choicepoint, Inc.*                              25,000      1,136,750
    CNET Networks, Inc.*                            13,000         25,870
    DST Systems, Inc.*                              11,200        511,952
    Electronic Arts, Inc.*                          13,000        858,650
    FactSet Research Systems, Inc.                  15,000        446,550
    Fiserv, Inc.*                                   12,000        440,520
    IMS Health Incorporated                         31,000        556,450
    Informatica Corporation*                        14,500        102,805
    Internet Security Systems, Inc.*                20,000        262,400
    Intuit, Inc.*                                   16,600        825,352
    Keane, Inc.*                                     9,000        114,750
    Mercury Interactive Corporation*                14,000        321,440
    Micromuse, Inc.*                                10,000         44,500
    National Instruments Corporation*                9,500        309,320
    NetIQ Corporation*                               7,872        178,143
    Network Associates, Inc.*                       19,000        366,130
    Oracle Corporation*                             14,000        132,580
    Peoplesoft, Inc.*                                3,000         44,640
    SEI Investments Company                         21,000        591,570
    Siebel Systems, Inc.*                           12,000        170,640
    SunGard Data Systems, Inc.*                     21,000        556,080
    Wind River Systems, Inc.*                       16,000         80,160

DIVERSIFIED - 1.1%
    Danaher Corporation                              5,000        331,750
    ITT Industries, Inc.                             6,500        458,900
    Roper Industries, Inc.                          12,500        466,250

ELECTRICAL EQUIPMENT - 0.7%
    Littlefuse, Inc.*                               15,500        358,515
    Molex, Inc.-Class A                             15,276        419,021

ELECTRONICS - 2.4%
    Applera Corp-Applied Biosystems Group           10,000        194,900
    Celestica, Inc.*                                 3,000         68,130
    Flextronics International Ltd.* - ADR           16,000        114,080
    Jabil Circuit, Inc.*                            11,000        232,210
    Mettler-Toledo International*                    6,000        221,220
    Micrel, Inc.*                                   16,500        237,270
    Millipore Corporation                            3,000         95,940
    Sanmina Corporation*                            37,920        239,275
    Symbol Technologies, Inc.                       33,664        286,144
    Technitrol, Inc.                                23,000        535,900
    Waters Corporation*                             19,200        512,640

FINANCIAL SERVICES - 6.4%
    Amvescap PLC - ADR                              21,250        349,563
    Capital One Financial Corporation                5,100        311,355
    Concord EFS, Inc.*                              41,000      1,235,740
    Eaton Vance Corporation                         24,400        761,280
    Federated Investors, Inc.-Class B               31,500      1,088,955
    Franklin Resources, Inc.                        20,300        865,592
    Instinet Group, Inc.*                            4,000         26,080
    Moody's Corporation                             20,500      1,019,875
    Neuberger Berman, Inc.                          10,000        366,000
    Paychex, Inc.                                   15,187        475,201
    Stilwell Financial, Inc.                        15,000        273,000
    Waddell & Reed Financial, Inc.                  21,250        487,050

FOOD PROCESSING - 0.6%
    Tootsie Roll Industries, Inc.                   17,238        664,697

HOMEBUILDING - 0.7%
    Lennar Corporation                              12,600        771,120

HOTEL/GAMING - 0.3%
    Marriott International-Class A                  10,000        380,500

INDUSTRIAL SERVICES - 5.5%
    Apollo Group, Inc.-Class A*                     34,000      1,339,940
    DeVry, Inc.*                                    26,000        593,840
    Education Management Corp.*                      9,000        366,570
    Equifax, Inc.                                   19,200        518,400
    Iron Mountain, Inc.*                            18,000        555,300
    ITT Educational Services, Inc.*                 33,000        719,400
    Manpower, Inc.                                  16,000        588,000


See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2002
-------------------------------------------------------------------------
                                                              Market
Common Stock                                      Shares      Value
----------------------------------------------    -------     -----------

INDUSTRIAL SERVICES - 5.5% (Continued)
    Robert Half International, Inc.*                24,500  $     570,850
    SOURCECORP*                                     17,000        450,500
    Viad Corporation                                18,100        470,600

INSURANCE - 3.9%
    Ambac Financial Group, Inc.                     14,550        977,760
    Gallagher, Arthur J. & Co.                      16,500        571,725
    Radian Group, Inc.                              21,000      1,025,850
    The PMI Group, Inc.                             16,000        611,200
    Triad Guaranty, Inc.*                           17,000        740,010
    Willis Group Holdings LTD*                      14,000        460,740

INTERNET - 2.2%
    eBay, Inc.*                                     16,000        985,920
    Macromedia, Inc.*                                8,000         70,960
    Netegrity, Inc.*                                 5,000         30,800
    Openwave Systems, Inc.*                         10,000         56,100
    Symantec Corporation*                           23,600        775,260
    TMP Worldwide, Inc.*                            16,500        354,750
    VeriSign, Inc.*                                 13,000         93,470
    webMethods, Inc.*                                6,500         64,350

MACHINERY - 1.0%
    Cognex Corporation*                             11,000        220,550
    Donaldson Company, Inc.                         16,600        581,664
    IDEX Corporation                                 9,500        318,250

MEDICAL SERVICES - 3.9%
    AmerisourceBergen Corp.*                         5,500        418,000
    Anthem, Inc.*                                    6,950        468,986
    Laboratory Corp. of America Holdings*           14,400        657,360
    Lincare Holdings, Inc.*                         19,200        620,160
    Quest Diagnostics, Inc.*                        10,000        860,500
    Renal Care Group, Inc.*                         13,500        420,525
    Unilab Corp.*                                    3,500         95,865
    Wellpoint Health Networks, Inc.*                11,000        855,910

MEDICAL SUPPLIES - 5.4%
    Apogent Technologies, Inc.*                     17,000        349,690
    ArthroCare Corporation*                         21,500        276,490
    Biomet, Inc.                                    31,275        848,178
    Cytyc Corporation*                              16,000        121,920
    Dentsply International, Inc.                     4,000        147,640
    Guidant Corporation*                            17,000        513,910
    Henry Schein, Inc.*                              8,500        378,250
    Medtronic, Inc.                                  8,000        342,800
    Patterson Dental Company*                       10,500        528,465
    ResMed, Inc.*                                   10,000        294,000
    Respironics, Inc.*                              11,000        374,550
    St. Jude Medical, Inc.*                          6,500        480,025
    Stryker Corporation*                            12,500        668,875
    Techne Corporation*                             12,000        338,640
    Zimmer Holdings, Inc.*                          11,500        410,090

OFFICE EQUIPMENT & SUPPLIES - 0.4%
    Avery Dennison Corporation                       6,700        420,425

OILFIELD SERVICES - 2.8%
    BJ Services Company*                            28,000        948,640
    Cooper Cameron Corporation*                     10,400        503,568
    Diamond Offshore Drilling                       11,000        313,500
    Smith International, Inc.*                      12,800        872,832
    Weatherford International, Inc.*                12,335        532,872

PACKAGING & CONTAINER - 0.5%
    Sealed Air Corporation*                         14,900        600,023

PETROLEUM - 1.2%
    Apache Corporation                              13,200        758,736
    Devon Energy Corporation                        11,500        566,720

PHARMECUTICAL - 3.7%
    Abgenix, Inc.*                                   7,000         69,230
    Allergan, Inc.                                   7,000        467,250
    Biovail Corp.                                    1,000         28,960
    Cardinal Health, Inc.                            9,280        569,885
    Cephalon, Inc.*                                  6,900        311,880



See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2002
-------------------------------------------------------------------------
                                                              Market
Common Stock                                      Shares      Value
---------------------------------------------     -------     -----------

PHARMECUTICAL - 3.7% (Continued)
    Express Scripts, Inc.-Class A*                  13,000  $     651,430
    Forest Laboratories, Inc.*                       4,500        318,600
    Gilead Sciences, Inc.*                          24,400        802,272
    MedImmune, Inc.*                                15,000        396,000
    Shire Pharmaceuticals PLC - ADR                 19,282        497,668
    Vertex Pharmaceuticals, Inc.*                    5,270         85,796

PRECISION INSTRUMENT - 0.5%
    CUNO Incorporated*                              15,500        560,790

PRINTING - 0.5%
    Valassis Communications, Inc.*                  17,000        620,500

PUBLISHING - 0.5%
    Meredith Corporation                            14,000        536,900

REAL ESTATE INVESTMENT MANAGEMENT - 1.0%
    Jones Lang LaSalle, Inc.*                       28,500        703,950
    Trammell Crow Company*                          32,200        465,290

RECREATION - 1.2%
    Carnival Corporation                             9,000        249,210
    Harley-Davidson, Inc.                           15,000        769,050
    Sabre Holdings Corporation*                     10,500        375,900

RESTAURANT - 1.1%
    Cheesecake Factory*                             11,000        390,280
    Starbucks Corporation*                          32,400        805,140

RETAIL - 8.3%
    Bed Bath & Beyond, Inc.*                        28,000      1,056,720
    CDW Computer Centers, Inc.*                     10,000        468,100
    Copart, Inc*                                     8,000        129,840
    CVS Corporation                                  9,000        275,400
    Dollar General Corporation                      36,926        702,702
    Dollar Tree Stores, Inc.*                       18,750        738,938
    Family Dollar Stores                            27,000        951,750
    Kohl's Corporation*                              6,600        462,528
    Men's Warehouse, Inc. (The)*                    14,225        362,738
    Ross Stores, Inc.                               30,500      1,242,875
    Staples, Inc.*                                  10,500        206,850
    Tiffany & Company                               25,000        880,000
    TJX Companies, Inc.                             50,000        980,500
    Williams-Sonoma, Inc.*                          31,000        950,460

SECURITIES BROKERAGE - 2.2%
    Charles Schwab Corporation                      37,011        414,523
    Investment Technology Group, Inc.*              20,166        659,428
    LaBranche & Co, Inc.*                           18,000        412,200
    Legg Mason, Inc.                                13,000        641,420
    Raymond James Financial, Inc.                   13,125        373,669

SEMICONDUCTOR - 6.3%
    Altera Corporation*                             27,200        369,920
    Analog Devices, Inc.*                           17,000        504,900
    Applied Micro Circuits Corporation*             30,000        141,900
    Broadcom Corporation-Class A*                   11,500        201,710
    Cree, Inc.*                                      9,000        119,070
    Intersil Corporation-Class A*                   14,500        310,010
    KLA-Tencor Corporation*                         13,600        598,264
    Lam Research Corporation*                        7,000        125,860
    Lattice Semiconductor Corporation*              24,000        209,760



See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2002
-------------------------------------------------------------------------
                                                              Market
Common Stock and                                  Shares      Value
Repurchase Agreement
------------------------------------------------  -------     -----------

SEMICONDUCTOR - 6.3% (Continued)
    Linear Technology Corporation                   18,000  $     565,740
    Marvell Technology Group LTD*                   10,000        198,900
    Maxim Integrated Products, Inc.                 24,772        949,511
    Microchip Technology, Inc.*                     25,057        687,314
    Microsemi Corporation*                          11,500         75,900
    MIPS Technologies, Inc. - Class B*              11,500         64,055
    National Semiconductor Corp.*                    9,500        277,115
    Nvidia Corporation*                              9,000        154,620
    PMC-Sierra, Inc.*                                9,000         83,430
    QLogic Corporation*                              6,000        228,600
    Semtech Corporation*                            15,000        400,500
    Teradyne, Inc.*                                 11,200        263,200
    Triquint Semiconductor, Inc.*                    8,054         51,626
    Vitesse Semiconductor Corporation*              15,000         47,400
    Xilinx, Inc.*                                   21,200        475,516

TELECOMMUNICATIONS EQUIPMENT - 0.9%
    Comverse Technology, Inc.*                      13,500        125,010
    Finisar Corporation*                            13,500         31,995
    JDS Uniphase Corporation*                      119,420        321,240
    Network Appliance, Inc.*                        16,000        198,560
    Newport Corporation                             20,500        321,030
    RF Micro Devices, Inc.*                          8,000         60,960

TOYS - 0.5%
    Mattel, Inc.                                    27,625        582,335

TRANSPORT SERVICES - 2.1%
    C.H. Robinson Worldwide, Inc.                   17,500        586,775
    Expeditors International of Washington, Inc.    34,400      1,140,704
    UTI Worldwide, Inc.                             30,000        593,100
                                                            -------------
TOTAL COMMON STOCK - 100.0%
    (Cost $89,499,479)                                        112,899,700

REPURCHASE AGREEMENT - 0.2%
    Fifth Third Bank Two Party Repurchase
    Agreement, 1.92%, due 7/1/02                                  253,606
                                                            -------------
TOTAL INVESTMENTS IN SECURITIES - 100.2%
    (Cost $89,753,085)                                      $ 113,153,306
                                                            =============


*Securities are non-income producing
ADR - American Depositary Receipt
See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - BOND FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2002
----------------------------------------------------------------------------------------------
                                              Credit                     Principal   Market
Fixed Income Securities                       Rating Coupon  Maturity    Amount      Value
----------------------------------------      ------ ------  ---------   ---------   ---------

AEROSPACE / DEFENSE - 1.0%
  Goodrich (BF) Company                       BBB+    6.800  02/01/2018 $  250,000  $    223,735
  Goodrich (BF) Company                       BBB+    6.450  04/15/2008    500,000       483,869
  Lockheed Martin Corporation                 BBB     7.650  05/01/2016    500,000       568,609

AIR TRANSPORT - 0.7%
  Federal Express Corporation                 BBB+    8.760  05/22/2015    750,000       841,874

AUTO PARTS - 1.2%
  Arvinmeritor, Inc.                          BBB-    6.800  02/15/2009    500,000       483,435
  TRW, Inc.                                   BBB     6.250  01/15/2010  1,000,000       997,225

AUTO & TRUCK - 2.4%
  DaimlerChrysler NA Holdings                 BBB+    7.750  01/18/2011  1,000,000     1,074,130
  Ford Motor Company                          BBB+    6.500  08/01/2018  1,000,000       886,965
  General Motors Corporation                  BBB+    7.700  04/15/2016  1,000,000     1,056,555

BANK - 10.5%
  ABN AMRO Bank NV                            AA-     7.300  12/01/2026  1,000,000     1,037,996
  Bank of America Corporation                 A       7.800  09/15/2016  1,000,000     1,122,445
  Barclays Bank PLC                           AA-     7.400  12/15/2009  1,000,000     1,118,111
  Capital One Financial Corporation           BB+     7.250  05/01/2006    750,000       726,047
  Comerica Bank                               A-      8.375  07/15/2024    800,000       907,964
  Dresdner Bank - New York                    A+      7.250  09/15/2015  1,000,000     1,097,376
  First Union Corporation                     BBB+    7.850  01/01/2027  1,000,000     1,042,423
  Inter-American Development Bank             AAA     7.125  03/15/2023  1,000,000     1,047,813
  JP Morgan Chase & Company                   A+      6.625  03/15/2012    500,000       514,208
  MBNA America Bank, N.A.                     BBB+    7.750  09/15/2005    500,000       541,556
  Mellon Capital II                           A-      7.995  01/15/2027  1,000,000     1,065,655
  National City Corporation                   A-      6.875  05/15/2019    750,000       767,642
  Royal Bank of Scotland PLC                  A       6.375  02/01/2011  1,113,000     1,146,236
  Swiss Bank Corporation-NY                   AA      7.375  07/15/2015  1,000,000     1,114,293

BEVERAGE - 0.9%
  Anheuser-Busch Companies, Inc.              A+      7.125  07/01/2017  1,000,000     1,108,952

BROADCASTING / CABLE TV - 3.1%
  Charter Communications Holdings LLC         B+      8.625  04/01/2009  1,000,000       670,000
  Clear Channel Communications                BBB-    8.000  11/01/2008    500,000       494,999
  Comcast Corporation                         BBB     8.250  02/15/2008    400,000       416,232
  EchoStar DBS Corp.                          B+      9.375  02/01/2009    750,000       693,750
  Rogers Communications                       BB-     8.875  07/15/2007    750,000       682,500
  Time Warner, Inc.                           BBB+    7.250  10/15/2017  1,000,000       902,920


See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - BOND FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2002
------------------------------------------------------------------------------------------------

                                              S & P
                                              Credit                     Principal   Market
Fixed Income Securities                       Rating Coupon  Maturity    Amount      Value
----------------------------------------      ------ ------  ---------   ---------   -----------

BUILDING MATERIALS - 0.8%
  Masco Corporation                           BBB+    6.625  04/15/2018 $1,000,000  $    989,733

CHEMICAL - 0.1%
  Crompton Corporation                        BBB-    7.750  04/01/2023    200,000       157,781

COMPUTER & PERIPHERALS - 1.5%
  Dell Computer Corporation                   BBB+    6.550  04/15/2008    750,000       789,706
  Sun Microsystems, Inc.                      BBB+    7.650  08/15/2009  1,000,000     1,055,728

COMPUTER SOFTWARE & SERVICES - 1.4%
  Computer Associates International, Inc.     BBB+    6.500  04/15/2008    500,000       429,983
  Oracle Corporation                          A-      6.910  02/15/2007    550,000       590,450
  Unisys Corporation                          BB+     8.125  06/01/2006    750,000       742,500

DIVERSIFIED - 0.7%
  Norsk Hydro ASA                             A       9.000  04/15/2012    750,000       916,134

ELECTRIC & GAS UTILITIES - 11.1%
  Alabama Power Company                       A       7.450  07/01/2023  1,000,000     1,034,938
  Calpine Corporation                         BB+     7.625  04/15/2006    750,000       517,500
  Carolina Power & Light Company              BBB+    8.200  07/01/2022    500,000       515,520
  Commonwealth Edison Company                 A-      8.500  07/15/2022    750,000       780,813
  Dominion Resources, Inc.                    BBB+    8.125  06/15/2010    750,000       842,259
  Duke Energy Corporation                     A+      7.375  03/01/2010    750,000       814,668
  Duquesne Light Company                      BBB+    7.550  06/15/2025    750,000       741,122
  Exelon Corporation                          BBB+    6.750  05/01/2011    750,000       783,074
  Florida Power Corporation                   BBB+    7.000  12/01/2023    500,000       475,462
  Hydro-Quebec                                AAA     8.400  01/15/2022    300,000       371,779
  Jersey Central Power & Light Company        BBB+    6.750  11/01/2025    500,000       472,867
  Long Island Lighting Company                A-      8.200  03/15/2023    250,000       261,065
  Monongahela Power                           A       8.375  07/01/2022    500,000       521,566
  New Century Energies, Inc.                  BBB+    8.750  03/01/2022    750,000       780,238
  Oklahoma Gas & Electric Company             A-      7.300  10/15/2025    850,000       852,684
  Potomac Edison Company                      A       7.750  02/01/2023     95,000        97,965
  Potomac Electric Power Company              A-      7.375  09/15/2025    500,000       499,258
  Public Service Electric & Gas               A-      7.000  09/01/2024  1,000,000       971,741
  Reliant Energy, Inc.                        BBB+    9.150  03/15/2021    500,000       568,736
  TXU Corporation                             BBB+    7.875  03/01/2023    750,000       762,884
  TXU Corporation                             BBB+    8.875  02/01/2022    500,000       523,170
  Union Electric Company                      A+      8.750  12/01/2021    750,000       789,569




See Notes To Financial Statements




ADVANCE CAPITAL I, INC. - BOND FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2002
------------------------------------------------------------------------------------------------

                                              S & P
                                              Credit                     Principal   Market
Fixed Income Securities                       Rating Coupon  Maturity    Amount      Value
------------------------------------------    ------ ------  ---------   ---------   -----------

ELECTRONICS - 1.1%
  Flextronics                                 BB-     9.875  07/01/2010 $  800,000  $    836,000
  Koninklijke Philips Electronics N.V.        A-      7.250  08/15/2013    500,000       518,287

ENTERTAINMENT - 0.8%
  Viacom, Inc.                                A-      7.500  07/15/2023  1,000,000       981,839

FINANCIAL SERVICES - 6.8%
  Associates Corporation                      AA-     6.950  11/01/2018  1,000,000     1,034,150
  Credit Suisse FB USA, Inc.                  AA-     6.125  11/15/2011    750,000       736,766
  Goldman Sachs Group L.P.                    A+      6.650  05/15/2009  1,000,000     1,027,473
  Household Finance Corporation               A       6.375  08/01/2010  1,000,000       958,890
  Jefferies Group, Inc.                       BBB-    7.750  03/15/2012    750,000       757,997
  Morgan, J.P. & Company                      A+      6.250  01/15/2009    650,000       657,586
  Santander Finance Issuances                 A-      6.375  02/15/2011    750,000       756,107
  Sprint Capital Corporation                  BBB-    6.900  05/01/2019    750,000       500,825
  Stilwell Financial                          A-      7.000  11/01/2006  1,000,000     1,007,950
  Washington Mutual, Inc.                     BBB     8.250  04/01/2010  1,000,000     1,138,074

FOOD PROCESSING - 1.2%
  Archer Daniels Midland Company              A+      7.125  03/01/2013  1,000,000     1,093,325
  Land O Lakes, Inc.*                         BB      8.750  11/15/2011    500,000       470,000

HOME BUILDING - 3.4%
  D.R. Horton, Inc.                           BB      8.000  02/01/2009    750,000       746,250
  KB Home                                     BB-     9.500  02/15/2011    750,000       770,625
  K. Hovnanian Enterprises*                   B       8.875  04/01/2012    500,000       491,875
  MDC Holdings, Inc.                          BB+     8.375  02/01/2008    750,000       757,500
  Standard Pacific Corporation                BB      8.500  06/15/2007    750,000       746,250
  Toll Corporation                            BB+     8.125  02/01/2009    750,000       748,125

HOTEL / GAMING - 4.4%
  Aztar Corp.                                 B+      9.000  08/15/2011    750,000       762,188
  HMH Properties, Inc.                        BB-     8.450  12/01/2008    750,000       735,000
  Mandalay Resort Group                       BB+     6.450  02/01/2006    500,000       481,250
  Mandalay Resort Group                       BB-    10.250  08/01/2007    500,000       524,375
  MGM Mirage, Inc.                            BBB-    6.750  08/01/2007  1,000,000     1,004,177
  Park Place Entertainment                    BB+     7.875  12/15/2005    525,000       526,313
  Starwood Hotels & Resorts                   BBB-    6.750  11/15/2005    750,000       741,052
  Station Casinos, Inc.                       B+      9.750  04/15/2007    750,000       776,250





See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - BOND FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2002
------------------------------------------------------------------------------------------------

                                              S & P
                                              Credit                     Principal   Market
Fixed Income Securities                       Rating Coupon  Maturity    Amount      Value
---------------------------------------       ------ ------  ---------   --------    -----------

INSURANCE - 3.2%
  Allstate Corporation                        A+      7.500  06/15/2013 $1,000,000  $  1,112,287
  CNA Financial Corporation                   BBB-    6.950  01/15/2018    250,000       204,851
  Loews Corporation                           AA-     6.750  12/15/2006    750,000       781,734
  MBIA, Inc.                                  AA      9.375  02/15/2011    750,000       908,709
  Travelers Property Casualty Company         A-      7.750  04/15/2026  1,000,000     1,084,895

MACHINERY - 0.5%
  Caterpillar, Inc.                           A+      9.000  04/15/2006    100,000       115,234
  Deere & Company                             A-      8.950  06/15/2019    500,000       569,853

MEDICAL SERVICES - 2.5%
  Beverly Enterprises, Inc.                   B+      9.625  04/15/2009    750,000       768,750
  HCA - The Healthcare Company                BBB-    8.750  09/01/2010    750,000       846,347
  HealthSouth Corporation                     BB+    10.750  10/01/2008    750,000       828,750
  Radiologix, Inc.                            B      10.500  12/15/2008    700,000       721,000

MORTGAGE-BACKED SECURITIES - 8.9%
  Government National Mortgage Association            6.500  09/20/2031  2,544,344     2,590,287
  Government National Mortgage Association            6.500  08/20/2031  3,641,112     3,706,860
  Government National Mortgage Association            6.500  07/20/2031  2,969,965     3,023,593
  Government National Mortgage Association            6.500  02/20/2031  1,846,693     1,880,038

NATURAL GAS - 2.9%
  AmeriGas Partners, L.P.                     BB+    10.125  04/15/2007    425,000       435,625
  ANR Pipeline Company                        BBB+    9.625  11/01/2021  1,000,000     1,105,643
  Columbia Energy Group                       BBB     7.320  11/28/2010    500,000       494,678
  Tennessee Gas Pipeline                      BBB+    7.500  04/01/2017  1,000,000       992,795
  Williams Cos., Inc.                         BBB     7.625  07/15/2019    750,000       590,376

NEWSPAPER - 0.0%
  Knight-Ridder, Inc.                         A       9.875  04/15/2009     50,000        61,627

OILFIELD SERVICES - 4.0%
  Burlington Resources, Inc.                  BBB+    6.680  02/15/2011    750,000       777,228
  Forest Oil Corp.                            BB      8.000  06/15/2008    750,000       751,875
  Noble Drilling Corporation                  A-      7.500  03/15/2019  1,000,000     1,043,605
  Offshore Logistics, Inc.                    BB      7.875  01/15/2008    800,000       768,000
  Parker Drilling Company                     B+     10.125  11/15/2009    850,000       888,250
  Pride International, Inc.                   BB      9.375  05/01/2007    750,000       781,875

PAPER & FOREST PRODUCTS - 0.8%
  Weyerhaeuser Company                        BBB     6.950  08/01/2017    955,000       995,520

See Notes To Financial Statements




ADVANCE CAPITAL I, INC. - BOND FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2002
------------------------------------------------------------------------------------------------

                                              S & P
                                              Credit                     Principal   Market
Fixed Income Securities                       Rating Coupon  Maturity    Amount      Value
-----------------------------------------     ------ ------  ---------   ---------   -----------

PETROLEUM - 2.1%
  Kerr-McGee Corporation                      BBB     7.000  11/01/2011 $  700,000  $    742,188
  Louisiana Land & Exploration Co.            BBB+    7.650  12/01/2023    750,000       736,771
  Magnum Hunter Resources, Inc.               B+     10.000  06/01/2007    750,000       768,750
  Tesoro Petroleum Corporation                B+      9.000  07/01/2008    500,000       455,000

PRINTING - 0.8%
  Valassis Communications                     BBB-    6.625  01/15/2009  1,050,000     1,071,679

PUBLISHING - 0.8%
  News America Holdings                       BBB-    8.000  10/17/2016  1,000,000     1,049,488

RAILROAD - 0.5%
  Burlington Northern Santa Fe                BBB+    8.750  02/25/2022    500,000       600,451

RECREATION - 1.0%
  Royal Caribbean Cruises                     BB+     8.250  04/01/2005    750,000       712,500
  Speedway Motorsports, Inc.                  B+      8.500  08/15/2007    500,000       518,750

RENTAL AUTO / EQUIPMENT - 1.2%
  Hertz Corporation                           BBB     6.625  05/15/2008    750,000       735,551
  United Rentals, Inc.                        BB-     8.800  08/15/2008    750,000       742,500

RESTAURANT - 1.4%
  McDonald's Corp.                            A       7.310  09/15/2027  1,000,000     1,031,492
  Tricon Global Restaurants, Inc.             BB      7.650  05/15/2008    750,000       757,500

RETAIL STORE - 1.5%
  Michaels Stores, Inc.                       BB      9.250  07/01/2009    800,000       848,000
  Winn-Dixie Stores, Inc.                     BB+     8.875  04/01/2008  1,000,000     1,000,000

SECURITIES BROKERAGE - 2.3%
  Bear Stearns Companies, Inc.                A       7.625  12/07/2009    500,000       545,698
  Bear Stearns Companies, Inc.                A       7.000  07/06/2018    250,000       246,246
  Lehman Brothers Holdings, Inc.              A       8.500  08/01/2015  1,000,000     1,134,763
  Morgan Stanley Dean Witter                  NA      7.250  10/15/2023  1,000,000       981,554

SEMICONDUCTOR - 1.4%
  Applied Materials, Inc.                     A-      7.125  10/15/2017  1,000,000     1,048,304
  Fairchild Semiconductor International, Inc. B      10.375  10/01/2007    750,000       780,000

STEEL - 0.6%
  AK Steel Corporation                        BB      9.125  12/15/2006    750,000       784,200



See Notes To Financial Statements




ADVANCE CAPITAL I, INC. - BOND FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2002
------------------------------------------------------------------------------------------------

                                              S & P
Fixed Income Securities and                   Credit                     Principal   Market
Repurchase Agreement                          Rating Coupon  Maturity    Amount      Value
-------------------------------------------   ------ ------  ---------   ---------   -----------


TELECOMMUNICATIONS SERVICE - 5.3%
  Ametek, Inc.                                BBB     7.200  07/15/2008 $  500,000  $    484,383
  Bell Canada                                 A       9.500  10/15/2010    750,000       859,860
  COX Communications, Inc.                    BBB     6.400  08/01/2008    700,000       647,235
  Deutsche Telekom International              BBB+    8.500  06/15/2010    750,000       746,746
  MasTec, Inc.                                BB+     7.750  02/01/2008    750,000       682,500
  Motorola, Inc.                              BBB     7.625  11/15/2010    500,000       469,650
  New York Telephone Company                  A+      7.250  02/15/2024    500,000       474,179
  Ohio Bell Telephone Co.                     AA-     7.850  12/15/2022  1,000,000     1,036,912
  Rogers Cantel, Inc.                         BB-     8.800  10/01/2007    500,000       325,000
  Verizon Communications                      A+      7.830  05/01/2023  1,000,000       975,810

TOILETRIES/COSMETICS - 1.7%
  Kimberly-Clark Corporation                  AA      7.000  08/15/2023  1,000,000     1,036,062
  Procter & Gamble Company                    AA-     7.375  03/01/2023  1,025,000     1,097,115

TRANSPORT SERVICES - 1.0%
  Stagecoach Holdings PLC                     BBB     8.625  11/15/2009    500,000       482,888
  Teekay Shipping Corporation                 BB-     8.875  07/15/2011    750,000       780,000
                                                                                    ------------
TOTAL FIXED-INCOME SECURITIES - 97.5%
  (Cost $121,124,086)                                                                122,992,917

REPURCHASE AGREEMENT - 1.3%
  Fifth Third Bank Two Party Repurchase
  Agreement, 1.92%, due 7/1/02                                                         1,583,705
                                                                                    ------------
TOTAL INVESTMENTS IN SECURITIES - 98.8%
  (Cost $122,707,791)                                                               $124,576,622
                                                                                    ============










*Security exempt from registration under Rule 144A of Securities Act of 1933


See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2002
-------------------------------------------------------------------------


                                                             Market
Common Stock                                     Shares      Value
------------------------------------------       --------    ------------

ADVERTISING - 0.5%
  Catalina Marketing Corporation*                   5,000  $      141,100
  Harte-Hanks, Inc.                                12,000         246,600
  Interpublic Group of Companies, Inc.              9,220         228,287
  Lamar Advertising Company*                        5,700         212,097
  Omnicom Group, Inc.                               3,000         137,400
  WPP Group PLC - ADR                               6,089         268,409

AEROSPACE / DEFENSE - 1.1%
  Boeing Company                                   15,140         681,300
  General Dynamics Corporation                      5,700         606,195
  Honeywell International, Inc.                     5,500         193,765
  Lockheed Martin Corporation                       8,000         556,000
  Rockwell Collins, Inc.                            2,500          68,550
  United Technologies Corporation                   6,900         468,510

AGRICULTURE - 0.0%
  Delta & Pine Land Co.                             3,000          60,300

AIR TRANSPORT - 0.4%
  Southwest Airlines                               21,000         339,360
  United Parcel Service - Class B                   7,500         463,125

APPAREL - 0.5%
  Cintas Corporation                                8,850         437,190
  Coach Inc.*                                       5,500         301,950
  Gucci Group NV - ADR                              2,800         264,908

BANK - 4.8%
  Bank of America Corporation                      22,313       1,569,943
  Bank of New York Company, Inc.                   18,300         617,625
  BB&T Corporation                                  5,500         212,300
  Boston Private Financial Holding                  9,000         222,660
  City National Corporation                         4,100         220,375
  Community First Bankshares, Inc.                 10,500         273,945
  Fifth Third Bancorp                               7,500         499,875
  First Tennessee National Corporation             11,600         444,280
  FleetBoston Financial Corporation                17,016         550,467
  Investors Financial Services Corp.               11,000         368,940
  J.P. Morgan Chase & Company                      23,070         782,534
  M & T Bank Corporation                            4,000         343,040
  Mellon Financial Corporation                     23,800         748,034
  Mercantile Bankshares Corp.                       7,000         287,210
  Northern Trust Corporation                        4,400         193,864
  PNC Financial Services Group                     14,900         778,972
  Silicon Valley Bancshares*                        8,500         224,060
  State Street Corporation                          4,800         214,560
  Synovus Financial Corporation                     7,000         192,640
  UCBH Holdings, Inc.                               6,000         228,060
  U.S. Bancorp                                     20,228         472,324
  Wells Fargo & Company                            25,130       1,258,008
  Wilmington Trust Corporation                     11,000         335,500

BEVERAGE - 1.3%
  Anheuser-Busch Companies, Inc.                   12,000         600,000
  Brown-Forman Corporation-Class B                  4,000         276,000
  Coca-Cola Company                                15,500         868,000
  Diageo PLC-ADR                                    4,800         247,920
  PepsiCo, Inc.                                    21,100       1,017,020

BIOTECHNOLOGY - 0.5%
  Amgen, Inc.*                                      1,500          62,820
  Applera Corp.-Celera Genomics Group*              3,000          36,000
  Genzyme Corporation*                              3,000          57,720
  Human Genome Sciences, Inc.*                      6,800          91,120
  Idec Pharmaceuticals Corporation*                 7,000         248,150
  Immunex Corporation*                              6,300         140,742
  Incyte Genomics, Inc.*                            4,000          29,080
  Invitrogen Corporation*                           4,000         128,040
  Millennium Pharmaceuticals, Inc.*                 9,000         109,350
  Protein Design Labs, Inc.*                        9,000          97,740

BROADCASTING / CABLE TV - 1.9%
  AOL Time Warner, Inc.*                           49,300         725,203
  Clear Channel Communications*                     6,968         223,115
  Cox Radio, Inc.-Class A*                          5,500         132,550
  Emmis Communications Corporation*                 7,200         152,568
  Entercom Communications Corporation*              6,300         289,170
  Gemstar-TV Guide International, Inc.*             7,800          42,042



See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2002
-------------------------------------------------------------------------


                                                             Market
Common Stock                                     Shares      Value
----------------------------------------------   --------    ------------

BROADCASTING / CABLE TV - 1.9% (Continued)
  Hispanic Broadcasting Corporation*                8,700  $      227,070
  Radio One, Inc. - Class A*                        3,300          49,071
  Radio One, Inc. - Class D*                        8,100         120,447
  Regent Communications, Inc.*                     19,000         134,121
  Salem Communications Corp. - Class A*             8,500         211,395
  Spanish Broadcasting Systems-Class A*            18,000         180,000
  Univision Communications, Inc.*                   7,100         222,940
  USA Interactive*                                 12,600         295,470
  Viacom, Inc. - Class B*                          13,994         620,914
  Walt Disney Company (The)                        31,000         585,900
  Westwood One, Inc.*                               5,400         180,468

BUILDING MATERIALS - 0.1%
  Insituform Technologies, Inc. - Class A*          6,000         127,080

CHEMICAL - 1.4%
  Dow Chemical Company                             17,483         601,065
  duPont, E.I. de Nemours & Co.                    11,000         488,400
  Ecolab, Inc.                                      7,800         360,594
  Engelhard Corporation                            10,000         283,200
  Ferro Corporation                                 8,000         241,200
  Monsanto Company                                 14,500         258,100
  Rohm & Haas Company                              10,000         404,900
  Sherwin-Williams Company                          5,500         164,615
  Symyx Technologies, Inc.*                         4,800          66,816
  Valspar Corporation                               6,600         297,924

COMPUTER & PERIPHERALS - 0.8%
  Brocade Communications Systems*                   6,000         104,880
  Dell Computer Corporation*                        8,500         222,190
  Diebold, Inc.                                     3,400         126,616
  International Business Machines Corp.            14,500       1,044,000
  Lexmark International, Inc.                       2,000         108,800
  Synopsys, Inc.*                                   3,000         164,430
  VERITAS Software Corporation*                     4,000          79,160

COMPUTER SOFTWARE & SERVICES - 3.0%
  Adobe Systems, Inc.                               7,300         208,050
  Affiliated Computer Services, Inc.*               7,000         332,360
  Automatic Data Processing                         8,000         348,400
  BARRA, Inc.*                                      4,250         158,015
  BEA Systems, Inc.*                                6,000          56,460
  BISYS Group, Inc.*                               14,000         466,200
  BMC Software, Inc.*                               6,000          99,600
  Cadence Design Systems, Inc.*                     5,700          91,884
  Certegy, Inc.*                                    4,000         148,440
  Check Point Software Tech. Ltd.* - ADR            8,000         108,480
  Choicepoint, Inc.*                               10,667         485,013
  CNET Networks, Inc.*                              4,500           8,955
  Computer Associates International, Inc.          12,000         190,680
  DST Systems, Inc.*                                5,000         228,550
  Electronic Arts, Inc.*                            5,000         330,250
  Electronic Data Systems Corp.                     6,000         222,900
  FactSet Research Systems, Inc.                    6,500         193,505
  First Data Corporation                           20,000         744,000
  Fiserv, Inc.*                                     4,750         174,372
  IMS Health Incorporated                          12,700         227,965
  Informatica Corporation*                          6,000          42,540
  Internet Security Systems, Inc.*                  4,400          57,728
  Intuit, Inc.*                                     6,600         328,152
  Keane, Inc.*                                      3,000          38,250
  Mercury Interactive Corporation*                  5,000         114,800
  Micromuse, Inc.*                                  4,000          17,800
  Microsoft Corporation*                           10,800         584,496
  National Instruments Corporation*                 3,200         104,192
  NetIQ Corporation*                                2,728          61,735
  Network Associates, Inc.*                         7,500         144,525
  Oracle Corporation*                               4,000          37,880
  Peoplesoft, Inc.*                                 1,000          14,880
  SEI Investments Company                           9,500         267,615
  Siebel Systems, Inc.*                             4,500          63,990
  SunGard Data Systems, Inc.*                       9,000         238,320
  Wind River Systems, Inc.*                         6,000          30,060



See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2002
-------------------------------------------------------------------------


                                                             Market
Common Stock                                     Shares      Value
------------------------------------             --------    ------------

DIVERSIFIED - 0.6%
  Actuant Corp.-Class A*                            4,000  $      165,000
  Corning, Inc.                                    39,000         138,450
  Danaher Corporation                               2,000         132,700
  Illinois Tool Works, Inc.                         9,500         648,850
  ITT Industries, Inc.                              2,500         176,500
  Roper Industries, Inc.                            5,000         186,500

ELECTRIC & GAS UTILITIES - 2.2%
  Consolidated Edison, Inc.                         6,400         267,200
  Dominion Resources, Inc.                          7,000         463,400
  Duke Energy Corporation                          17,870         555,757
  Entergy Corporation                               9,000         381,960
  Exelon Corporation                               10,625         555,687
  FirstEnergy Corporation                           6,888         229,921
  Hawaiian Electric Industries, Inc.                7,100         302,105
  Progress Energy, Inc.                             9,500         494,095
  Reliant Energy, Inc.                             11,800         199,420
  RGS Energy Group, Inc.                           11,000         431,200
  Southern Company (The)                           14,000         383,600
  TECO Energy, Inc.                                15,200         376,200
  TXU Corporation                                   7,800         402,090

ELECTRICAL EQUIPMENT - 1.2%
  Belden, Inc.                                      8,000         166,720
  Emerson Electric Company                         11,500         615,365
  General Electric Company                         55,500       1,612,275
  Littlefuse, Inc.*                                 6,500         150,345
  Molex, Inc.-Class A                               6,160         168,969

ELECTRONICS - 0.6%
  Applera Corp-Applied Biosystems Group             4,000          77,960
  AVX Corp.                                        16,000         261,280
  Flextronics International Ltd.* - ADR             6,300          44,919
  Jabil Circuit, Inc.*                              4,000          84,440
  Mettler-Toledo International*                     2,000          73,740
  Micrel, Inc.*                                     6,600          94,908
  Millipore Corporation                             6,000         191,880
  Sanmina Corporation*                             14,400          90,864
  Symbol Technologies, Inc.                        15,187         129,089
  Technitrol, Inc.                                  7,000         163,100
  Waters Corporation*                               7,500         200,250

ENVIRONMENTAL - 0.2%
  Waste Management, Inc.                           14,000         364,700

FINANCIAL SERVICES - 4.1%
  American Express Company                         15,000         544,800
  Amvescap PLC - ADR                                8,750         143,937
  Capital One Financial Corporation                 2,000         122,100
  Citigroup, Inc.                                  50,044       1,939,205
  Concord EFS, Inc.*                               15,000         452,100
  Dun & Bradstreet Corporation*                     5,850         193,342
  Eaton Vance Corporation                          10,000         312,000
  Fannie Mae                                       21,300       1,570,875
  Federated Investors, Inc.-Class B                12,500         432,125
  Franklin Resources, Inc.                          8,400         358,176
  Freddie Mac                                      14,500         887,400
  Goldman Sachs Group, Inc.                         6,200         454,770
  Instinet Group, Inc.*                             1,500           9,780
  Moody's Corporation                              11,700         582,075
  Morgan Stanley                                    9,000         387,720
  Neuberger Berman, Inc.                            4,500         164,700
  Paychex, Inc.                                     7,593         237,585
  SLM Holding Corporation                           3,500         339,150
  Stilwell Financial, Inc.                          9,000         163,800
  Waddell & Reed Financial, Inc.                    8,500         194,820

FOOD PROCESSING - 0.9%
  General Mills, Inc.                              14,800         652,384
  Hershey Foods Corporation                         5,800         362,500
  Kellogg Company                                   7,000         251,020
  Tootsie Roll Industries, Inc.                     7,281         280,755
  Wrigley (WM.) Jr. Company                         8,000         442,800



See Notes To Financial Statements




ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2002
-------------------------------------------------------------------------


                                                             Market
Common Stock                                     Shares      Value
-----------------------------------------        --------    ------------

FURNITURE / HOME FURNISHINGS - 0.1%
  HON INDUSTRIES, Inc.                              5,300  $      144,266

HOMEBUILDING - 0.1%
  Lennar Corporation                                4,700         287,640

HOTEL/GAMING - 0.1%
  Marriott International-Class A                    4,000         152,200

HOUSEHOLD PRODUCTS - 0.1%
  Clorox Company                                    5,500         227,425

INDUSTRIAL SERVICES - 1.1%
  Apollo Group, Inc.-Class A*                      12,500         492,625
  DeVry, Inc.*                                     10,200         232,968
  Education Management Corp.*                       3,500         142,555
  Equifax, Inc.                                     8,000         216,000
  Iron Mountain, Inc.*                              8,250         254,513
  ITT Educational Services, Inc.*                  13,400         292,120
  Manpower, Inc.                                    7,000         257,250
  Robert Half International, Inc.*                  9,500         221,350
  SOURCECORP*                                       7,000         185,500
  Viad Corporation                                  6,900         179,400

INSURANCE - 3.0%
  AFLAC, Inc.                                      15,600         499,200
  Ambac Financial Group, Inc.                       5,800         389,760
  American International Group, Inc.               22,580       1,540,634
  Cincinnati Financial Corp.                        7,000         325,710
  Gallagher, Arthur J. & Co.                        6,500         225,225
  Hartford Financial Services Group, Inc.           4,000         237,880
  Lincoln National Corporation                      9,500         399,000
  Marsh & McLennan Companies, Inc.                  7,600         734,160
  MBIA, Inc.                                        9,750         551,168
  MGIC Investment Corporation                       4,800         325,440
  Progressive Corporation                           9,000         520,650
  Radian Group, Inc.                                8,400         410,340
  The PMI Group, Inc.                               6,000         229,200
  Triad Guaranty, Inc.*                             7,000         304,710
  Willis Group Holdings LTD*                        5,500         181,005

INTERNET - 0.4%
  eBay, Inc.*                                       6,200         382,044
  Macromedia, Inc.*                                 3,500          31,045
  Netegrity, Inc.*                                  1,000           6,160
  Openwave Systems, Inc.*                           4,000          22,440
  Symantec Corporation*                            10,000         328,500
  TMP Worldwide, Inc.*                              6,500         139,750
  VeriSign, Inc.*                                   5,500          39,545
  webMethods, Inc.*                                 2,000          19,800

MACHINERY - 0.5%
  Caterpillar, Inc.                                 3,600         176,220
  Cognex Corporation*                               4,100          82,205
  Deere & Company                                   4,200         201,180
  Donaldson Company, Inc.                           6,800         238,272
  Dover Corporation                                11,700         409,500
  IDEX Corporation                                  4,000         134,000

MEDICAL SERVICES - 0.8%
  AmerisourceBergen Corp.*                          2,000         152,000
  Anthem, Inc.*                                     2,800         188,944
  Laboratory Corp. of America Holdings*             5,800         264,770
  Lincare Holdings, Inc.*                           8,000         258,400
  Quest Diagnostics, Inc.*                          4,000         344,200
  Renal Care Group, Inc.*                           5,500         171,325
  Unilab Corp.*                                       500          13,695
  Wellpoint Health Networks, Inc.*                  4,600         357,926

MEDICAL SUPPLIES - 1.7%
  Apogent Technologies, Inc.*                       6,000         123,420
  ArthroCare Corporation*                           7,800         100,308
  Baxter International, Inc.                       12,000         533,400
  Biomet, Inc.                                     12,250         332,220
  Cytyc Corporation*                                6,000          45,720
  Dentsply International, Inc.                        500          18,455



See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2002
-------------------------------------------------------------------------


                                                             Market
Common Stock                                     Shares      Value
-----------------------------------------        --------    ------------

MEDICAL SUPPLIES - 1.7% (Continued)
  Guidant Corporation*                              7,000  $      211,610
  Henry Schein, Inc.*                               3,500         155,750
  Hillenbrand Industries, Inc.                      5,500         308,825
  Johnson & Johnson                                16,036         838,041
  Medtronic, Inc.                                   2,500         107,125
  Patterson Dental Company*                         4,500         226,485
  ResMed, Inc.*                                     4,600         135,240
  Respironics, Inc.*                                3,000         102,150
  St. Jude Medical, Inc.*                           2,500         184,625
  Stryker Corporation*                              5,200         278,252
  Techne Corporation*                               5,000         141,100
  Zimmer Holdings, Inc.*                            4,000         142,640

METAL FABRICATING - 0.1%
  Kaydon Corporation                                8,500         200,685

METALS & MINING - 0.3%
  Alcoa, Inc.                                      19,000         629,850

NEWSPAPER - 0.2%
  Gannett Company, Inc.                             4,800         364,320

OFFICE EQUIPMENT & SUPPLIES - 0.9%
  3M Company                                       10,300       1,266,900
  Avery Dennison Corporation                        2,700         169,425
  Pitney Bowes, Inc.                               13,000         516,360

OILFIELD SERVICES - 2.1%
  Baker Hughes, Inc.                               16,000         532,640
  BJ Services Company*                             11,300         382,844
  Cooper Cameron Corporation*                       3,900         188,838
  Diamond Offshore Drilling                         5,500         156,750
  Exxon Mobil Corporation                          64,602       2,643,514
  Schlumberger Ltd.                                 6,680         310,620
  Smith International, Inc.*                        5,800         395,502
  Weatherford International, Inc.*                  5,300         228,960

PACKAGING & CONTAINTER - 0.1%
  Sealed Air Corporation*                           6,500         261,755

PAPER & FOREST PRODUCTS - 0.4%
  International Paper Company                      13,000         566,540
  Weyerhaeuser Company                              6,400         408,640

PETROLEUM - 2.2%
  Apache Corporation                                5,720         328,786
  BP PLC - ADR                                     28,492       1,438,562
  ChevronTexaco Corp.                              20,771       1,838,234
  Devon Energy Corporation                          4,500         221,760
  Royal Dutch Petroleum Co. - ADR                  21,100       1,166,197

PHARMECUTICAL - 4.1%
  Abbott Laboratories                              18,375         691,819
  Abgenix, Inc.*                                    2,500          24,725
  Allergan, Inc.                                    3,400         226,950
  AstraZeneca PLC - ADR                            14,500         594,500
  Biovail Corp.                                     1,000          28,960
  Bristol-Myers Squibb Company                     21,000         539,700
  Cardinal Health, Inc.                             4,050         248,711
  Cephalon, Inc.*                                   3,500         158,200
  Eli Lilly & Company                               8,000         451,200
  Express Scripts, Inc.-Class A*                    5,000         250,550
  Forest Laboratories, Inc.*                        2,000         141,600
  Gilead Sciences, Inc.*                           10,800         355,104
  GlaxoSmithKline PLC - ADR                        16,000         690,240
  MedImmune, Inc.*                                  5,600         147,840
  Merck & Company, Inc.                            26,500       1,341,960
  Pfizer, Inc.                                     26,125         914,375
  Pharmacia Corporation                            12,115         453,707
  Schering-Plough Corporation                      36,000         885,600
  Shire Pharmaceuticals PLC - ADR                   7,534         194,453
  Vertex Pharmaceuticals, Inc.*                     2,050          33,374
  Wyeth                                            19,300         988,160

PRECISION INSTRUMENT - 0.1%
  CUNO Incorporated*                                6,000         217,080

PRINTING - 0.1%
  Valassis Communications, Inc.*                    7,400         270,100




See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2002
-------------------------------------------------------------------------


                                                           Market
Common Stock                                     Shares    Value
------------------------------------             --------  --------------

PUBLISHING - 0.5%
  McGraw-Hill Companies, Inc.                      14,000  $      835,800
  Meredith Corporation                              5,700         218,595

REAL ESTATE INVESTMENT MANAGEMENT - 0.3%
  Boston Properties                                 7,000         279,650
  Jones Lang LaSalle, Inc.*                        11,500         284,050
  Trammell Crow Company*                           13,500         195,075

REAL ESTATE INVESTMENT TRUST - 1.7%
  Archstone Communities Trust                      16,000         427,200
  CarrAmerica Realty Corporation                    7,000         215,950
  Duke Realty Corporation                          11,200         324,240
  Equity Office Properties Trust                   22,375         673,488
  Equity Residential Properties Trust              14,000         402,500
  Prologis Trust                                   29,000         754,000
  Rouse Company                                    10,800         356,400
  Simon Property Group, Inc.                       12,900         475,236
  Weingarten Realty Investors                       7,800         276,120

RECREATION - 0.4%
  Brunswick Corporation                            12,000         336,000
  Carnival Corporation                              4,000         110,760
  Harley-Davidson, Inc.                             8,000         410,160
  Sabre Holdings Corporation*                       4,000         143,200

RESTAURANT - 0.6%
  Cheesecake Factory*                               4,000         141,920
  McDonald's Corporation                           13,500         384,075
  Outback Steakhouse, Inc.*                        10,000         351,000
  Starbucks Corporation*                           16,000         397,600

RETAIL STORE - 1.9%
  Bed Bath & Beyond, Inc.*                         16,000         603,840
  CDW Computer Centers, Inc.*                       4,000         187,240
  Copart, Inc.*                                     2,000          32,460
  CVS Corporation                                   3,400         104,040
  Dollar General Corporation                       15,257         290,341
  Dollar Tree Stores, Inc.*                         7,800         307,398
  Family Dollar Stores                             11,000         387,750
  Kohl's Corporation*                               2,000         140,160
  Men's Warehouse, Inc. (The)*                      5,250         133,875
  Ross Stores, Inc.                                12,500         509,375
  Staples, Inc.*                                    4,300          84,710
  Target Corporation                               12,000         457,200
  Tiffany & Company                                11,200         394,240
  TJX Companies, Inc.                              20,000         392,200
  Williams-Sonoma, Inc.*                           12,500         383,250

SECURITIES BROKERAGE - 0.7%
  A.G. Edwards, Inc.                                7,000         272,090
  Charles Schwab Corporation                       13,337         149,374
  Investment Technology Group, Inc.*                8,439         275,955
  LaBranche & Co, Inc.*                             7,600         174,040
  Legg Mason, Inc.                                  5,600         276,304
  Merrill Lynch & Company, Inc.                     8,800         356,400
  Raymond James Financial, Inc.                     5,500         156,585

SEMICONDUCTOR - 1.8%
  Altera Corporation*                              11,000         149,600
  Analog Devices, Inc.*                             7,300         216,810
  Applied Materials, Inc.*                         16,000         304,320
  Applied Micro Circuits Corporation*              12,000          56,760
  Broadcom Corporation-Class A*                     5,000          87,700
  Cree, Inc.*                                       3,000          39,690
  Intel Corporation                                27,000         493,290
  Intersil Corporation-Class A*                     4,000          85,520
  KLA-Tencor Corporation*                           5,500         241,945
  Lam Research Corporation*                         3,000          53,940
  Lattice Semiconductor Corporation*                9,700          84,778
  Linear Technology Corporation                     7,300         229,439
  Marvell Technology Group LTD*                     3,000          59,670
  Maxim Integrated Products, Inc.                   8,557         327,990
  Microchip Technology, Inc.*                      10,312         282,858
  Microsemi Corporation*                            1,000           6,600
  MIPS Technologies, Inc. - Class B*                4,500          25,065
  National Semiconductor Corp.*                     3,800         110,846



See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2002
-------------------------------------------------------------------------


                                                           Market
Common Stock                                     Shares    Value
-----------------------------------------        --------  --------------

SEMICONDUCTOR - 1.8% (Continued)
  Nvidia Corporation*                               4,000  $       68,720
  PMC-Sierra, Inc.*                                 3,600          33,372
  QLogic Corporation*                               3,000         114,300
  Semtech Corporation*                              6,500         173,550
  Teradyne, Inc.*                                   4,500         105,750
  Texas Instruments, Inc.                          25,400         601,980
  Triquint Semiconductor, Inc.*                     3,301          21,159
  Vitesse Semiconductor Corporation*                6,000          18,960
  Xilinx, Inc.*                                     8,400         188,412

STEEL - 0.2%
  Nucor Corporation                                 6,800         442,272

TELECOMMUNICATIONS EQUIPMENT - 0.3%
  Cisco Systems, Inc.*                             27,000         376,650
  Comverse Technology, Inc.*                        5,400          50,004
  Finisar Corporation*                              5,000          11,850
  JDS Uniphase Corporation*                        39,600         106,524
  Network Appliance, Inc.*                          5,600          69,496
  Newport Corporation                               6,500         101,790
  RF Micro Devices, Inc.*                           3,000          22,860

TELECOMMUNICATIONS SERVICE - 2.2%
  ALLTEL Corporation                               11,786         553,942
  BellSouth Corporation                            33,000       1,039,500
  CenturyTel, Inc.                                  8,000         236,000
  SBC Communications, Inc.                         46,396       1,415,078
  Verizon Communications, Inc.                     44,950       1,804,743

TOBACCO - 0.7%
  Philip Morris Companies, Inc.                    25,900       1,131,312
  UST, Inc.                                        11,500         391,000

TOILETRIES / COSMETICS - 1.5%
  Avon Products, Inc.                              12,500         653,000
  Colgate-Palmolive Company                         6,500         325,325
  Gillette Company                                 14,000         474,180
  Kimberly-Clark Corporation                       14,000         868,000
  Procter & Gamble Company                         12,400       1,107,320

TOYS - 0.1%
  Mattel, Inc.                                     11,125         234,515

TRANSPORT SERVICES - 0.4%
  C.H. Robinson Worldwide, Inc.                     7,000         234,710
  Expeditors International of Washington, Inc.     15,000         497,400
  UTI Worldwide, Inc.                              12,000         237,240

WATER UTILITY - 0.2%
  American Water Works Co., Inc.                   10,500         453,705
                                                             ------------
TOTAL COMMON STOCK - 58.1%
  (Cost $105,285,766)                                      $  132,949,835
                                                           ==============


*Securities are non-income producing
ADR - American Depositary Receipts

See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS ( UNAUDITED)
JUNE 30, 2002
------------------------------------------------------------------------------------------------

                                              S & P
                                              Credit                    Principal   Market
Fixed Income Securities                       Rating Coupon  Maturity   Amount      Value
---------------------------------------       ------ ------  ---------  ----------  ------------

AEROSPACE / DEFENSE - 0.7%
  Goodrich (BF) Company                       BBB+    6.800  02/01/2018 $1,000,000  $    894,939
  Lockheed Martin Corporation                 BBB     7.650  05/01/2016    750,000       852,913

AIR TRANSPORT - 0.5%
  Federal Express Corporation                 BBB+    8.760  05/22/2015  1,100,000     1,234,750

AUTO PARTS - 0.3%
  TRW, Inc.                                   BBB     6.250  01/15/2010    750,000       747,918

AUTO & TRUCK - 1.3%
  DaimlerChrysler NA Holdings                 BBB+    7.300  01/15/2012  1,000,000     1,047,473
  Ford Motor Company                          BBB+    6.500  08/01/2018  1,000,000       886,965
  General Motors Corporation                  BBB+    7.700  04/15/2016  1,000,000     1,056,555

BANK - 5.4%
  ABN AMRO Bank NV                            AA-     7.300  12/01/2026  1,000,000     1,037,997
  Bank of America Corporation                 A       7.750  08/15/2015  1,250,000     1,405,362
  Bank One Corporation                        A-     10.000  08/15/2010    750,000       949,215
  Barclays Bank PLC                           AA-     7.400  12/15/2009  1,000,000     1,118,111
  Citicorp, Inc.                              A+      7.250  10/15/2011    750,000       826,284
  Comerica Bank                               A-      7.125  12/01/2013  1,050,000     1,108,459
  J.P. Morgan Chase & Company                 A+      6.750  08/15/2008  1,000,000     1,054,394
  MBNA America Bank, N.A.*                    BBB     6.750  03/15/2008    500,000       522,300
  MBNA America Bank, N.A.                     BBB+    7.750  09/15/2005    500,000       541,556
  Republic New York Corporation               A       7.000  03/22/2011    500,000       518,055
  Royal Bank of Scotland PLC                  A       6.375  02/01/2011  1,000,000     1,029,862
  Swiss Bank Corporation-NY                   AA      7.375  07/15/2015  1,000,000     1,114,293
  Wachovia Corporation                        A-      6.375  02/01/2009  1,000,000     1,042,014

BEVERAGE - 0.5%
  Anheuser-Busch Companies, Inc.              A+      7.125  07/01/2017  1,000,000     1,108,953

BROADCASTING/CABLE TV - 0.9%
  Continental Cablevision, Inc.               BBB+    9.500  08/01/2013  1,000,000     1,054,114
  Time Warner, Inc.                           BBB+    7.250  10/15/2017  1,000,000       902,920

BUILDING MATERIALS - 0.2%
  Masco Corporation                           BBB+    7.125  08/15/2013    500,000       524,819



See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS ( UNAUDITED)
JUNE 30, 2002
------------------------------------------------------------------------------------------------

                                              S & P
                                              Credit                    Principal   Market
Fixed Income Securities                       Rating Coupon  Maturity   Amount      Value
-----------------------------------------     ------ ------  ---------- ----------  ------------

CHEMICAL - 0.4%
  Crompton Corporation                        BBB-    6.125  02/01/2006 $  500,000  $    488,258
  Crompton Corporation                        BBB-    7.750  04/01/2023    500,000       394,453

COMPUTER & PERIPHERALS - 1.4%
  Dell Computer Corporation                   BBB+    6.550  04/15/2008  1,000,000     1,052,941
  IBM Corporation                             A+      8.375  11/01/2019  1,000,000     1,168,909
  Sun Microsystems, Inc.                      BBB+    7.650  08/15/2009  1,000,000     1,055,729

COMPUTER SOFTWARE & SERVICES - 0.4%
  Computer Associates International, Inc.     BBB+    6.500  04/15/2008  1,000,000       859,966

DIVERSIFIED - 0.7%
  Norsk Hydro ASA                             A       9.000  04/15/2012  1,250,000     1,526,890

ELECTRIC & GAS UTILITIES - 4.6%
  Alabama Power Company                       A       7.300  11/01/2023    500,000       518,604
  Consolidated Edison, Inc.                   A+      6.450  12/01/2007  1,000,000     1,066,930
  Dayton Power & Light Company                BBB+    8.150  01/15/2026    500,000       517,126
  Dominion Virginia Power                     A       7.500  06/01/2023  1,000,000     1,019,747
  Duquesne Light Company                      BBB+    7.550  06/15/2025  1,000,000       988,163
  Exelon Corporation                          BBB+    6.750  05/01/2011  1,000,000     1,044,098
  Florida Power Corporation                   BBB+    8.000  12/01/2022  1,000,000     1,041,434
  Jersey Central Power & Light Company        BBB+    6.750  11/01/2025    750,000       709,301
  Potomac Edison Company                      A       7.750  05/01/2025    500,000       513,566
  Progress Energy, Inc.                       BBB     7.100  03/01/2011    750,000       792,311
  Public Service Electric & Gas               A-      7.000  09/01/2024  1,000,000       971,741
  TXU Corporation                             BBB+    7.875  03/01/2023    750,000       762,884
  TXU Corporation                             BBB+    6.564  07/01/2005    500,000       521,272

ELECTRONICS - 0.5%
  Koninklijke Philips Electronics N.V.        A-      7.250  08/15/2013  1,000,000     1,036,574

ENTERTAINMENT - 0.4%
  Viacom, Inc.                                A-      7.500  07/15/2023  1,000,000       981,839



See Notes To Financial Statements




ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS ( UNAUDITED)
JUNE 30, 2002
------------------------------------------------------------------------------------------------

                                              S & P
                                              Credit                    Principal   Market
Fixed Income Securities                       Rating Coupon  Maturity   Amount      Value
----------------------------------------      ------ ------  ---------  ---------   ------------

FINANCIAL SERVICES - 4.5%
  American General Finance Corporation        A+      8.125  08/15/2009 $1,000,000  $  1,123,060
  Associates Corporation                      AA-     6.950  11/01/2018    800,000       827,320
  BHP Finance USA Ltd.                        A       7.250  03/01/2016    500,000       529,360
  Dow Capital BV                              A       8.700  05/15/2022    550,000       560,442
  General Electric Capital Corporation        AAA     8.300  09/20/2009    500,000       570,396
  Goldman Sachs Group L.P.                    A+      6.875  01/15/2011  1,000,000     1,036,743
  Household Finance Corporation               A       6.375  08/01/2010  1,000,000       958,890
  Morgan, J.P. & Company                      A+      6.250  02/15/2011    750,000       753,632
  Santander Finance Issuances                 A-      6.375  02/15/2011  1,000,000     1,008,143
  Sprint Capital Corporation                  BBB-    6.900  05/01/2019  1,000,000       667,767
  Stilwell Financial                          A-      7.000  11/01/2006  1,005,000     1,012,990
  Washington Mutual, Inc.                     BBB     8.250  04/01/2010  1,000,000     1,138,074

FOREIGN GOVERNMENT - 1.0%
  Province of Nova Scotia                     A-      7.250  07/27/2013  1,000,000     1,136,901
  Province of Quebec                          A+      7.125  02/09/2024  1,000,000     1,085,372

GROCERY - 0.2%
  SUPERVALU,  Inc.                            BBB     6.640  06/09/2006    500,000       490,120

HOTEL / GAMING - 0.5%
  Hilton Hotels Corporation                   BBB-    7.200  12/15/2009    750,000       730,677
  MGM Mirage, Inc.                            BBB-    7.250  08/01/2017    500,000       476,882

INSURANCE - 1.8%
  Allstate Corporation                        A+      7.500  06/15/2013  1,000,000     1,112,287
  CIGNA Corporation                           A+      8.250  01/01/2007    750,000       853,960
  Loews Corporation                           AA-     6.750  12/15/2006  1,000,000     1,042,312
  MBIA, Inc.                                  AA      9.375  02/15/2011    950,000     1,151,031

MACHINERY - 0.4%
  Case Corporation                            BB      7.250  01/15/2016    500,000       398,244
  Clark Equipment Company                     BBB+    8.000  05/01/2023    500,000       509,694

METALS & MINING - 0.2%
  Placer Dome, Inc.                           BBB+    7.750  06/15/2015    500,000       513,340



See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS ( UNAUDITED)
JUNE 30, 2002
------------------------------------------------------------------------------------------------

                                              S & P
                                              Credit                    Principal   Market
Fixed Income Securities                       Rating Coupon  Maturity   Amount      Value
------------------------------------------    ------ ------  ---------  ---------   ------------

MORTGAGE-BACKED SECURITIES - 1.8%
  Government National Mortgage Association            6.500  06/20/2031 $1,283,284  $  1,306,456
  Government National Mortgage Association            6.500  07/20/2031    885,407       901,394
  Government National Mortgage Association            6.500  04/20/2032    995,260     1,013,141
  Government National Mortgage Association            6.500  03/20/2032    989,509     1,007,287

NATURAL GAS - 1.1%
  Columbia Energy Group                       BBB     7.320  11/28/2010  1,000,000       989,356
  Southwestern Energy Company                 BBB     6.700  12/01/2005    500,000       492,500
  Tennessee Gas Pipeline                      BBB+    7.500  04/01/2017  1,000,000       992,795

NEWSPAPER - 0.1%
  Knight-Ridder, Inc.                         A       9.875  04/15/2009    100,000       123,254

OILFIELD SERVICES - 0.8%
  Noble Drilling Corporation                  A-      7.500  03/15/2019  1,000,000     1,043,605
  Smith International, Inc.                   BBB+    7.000  09/15/2007    750,000       794,778

PAPER & FOREST PRODUCTS - 0.7%
  Pactiv Corporation                          BBB     8.125  06/15/2017    500,000       569,167
  Weyerhaeuser Company                        BBB     6.950  08/01/2017  1,000,000     1,042,429

PETROLEUM - 1.0%
  EOG Resources, Inc.                         BBB+    6.000  12/15/2008    250,000       247,251
  Kerr-McGee Corporation                      BBB     7.000  11/01/2011    950,000     1,007,255
  Louisiana Land & Exploration Co.            BBB+    7.625  04/15/2013  1,000,000     1,072,457

PUBLISHING - 0.5%
  News America Holdings                       BBB-    8.000  10/17/2016  1,000,000     1,049,488

RAILROAD - 0.5%
  Burlington Northern Santa Fe                BBB+    8.750  02/25/2022  1,000,000     1,200,902

RENTAL AUTO / EQUIPMENT - 0.4%
  Hertz Corporation                           BBB     6.625  05/15/2008  1,000,000       980,735

RESTAURANT - 0.4%
  Mcdonald's Corporation                      A+      7.050  11/15/2025  1,000,000     1,025,017

RETAIL STORE - 0.1%
  Target Corporation                          A+      9.625  02/01/2008    200,000       245,566



See Notes To Financial Statements




ADVANCE CAPITAL I, INC. - BALANCED FUND
PORTFOLIO OF INVESTMENTS ( UNAUDITED)
JUNE 30, 2002
------------------------------------------------------------------------------------------------

                                              S & P
Fixed Income Securities and                   Credit                    Principal   Market
Repurchase Agreement                          Rating Coupon  Maturity   Amount      Value
------------------------------------------    ------ ------  ---------  ----------  ------------

SECURITIES BROKERAGE - 1.7%
  Bear Stearns Co., Inc.                      A       7.625  12/07/2009 $1,000,000  $  1,091,395                                $
  Lehman Brothers Holdings, Inc.              A       8.500  08/01/2015  1,000,000     1,134,763
  Merrill Lynch & Company, Inc.               AA-     7.190  08/07/2012    750,000       753,655
  Morgan Stanley Dean Witter                  AA-     6.750  10/15/2013  1,000,000       995,581

SEMICONDUCTOR - 0.5%
  Applied Materials, Inc.                     A-      7.125  10/15/2017  1,000,000     1,048,304

TELECOMMUNICATIONS SERVICE - 3.0%
  Bell Canada                                 A       9.500  10/15/2010  1,200,000     1,375,776
  COX Communications, Inc.                    BBB     6.850  01/15/2018    550,000       435,997
  Deutsche Telekom International              BBB+    8.500  06/15/2010  1,000,000       995,661
  Michigan Bell Telephone                     AA-     7.500  02/15/2023    750,000       776,791
  Motorola, Inc.                              BBB     7.625  11/15/2010    750,000       704,475
  Verizon Communications                      A+      6.460  04/15/2008  1,000,000     1,004,509
  Verizon Communications                      A+      7.830  05/01/2023    500,000       487,905
  Vodafone Group PLC                          A       7.500  07/15/2006  1,000,000     1,084,695

TOILETRIES / COSMETICS - 0.6%
  Procter & Gamble Company                    AA-     7.375  03/01/2023  1,250,000     1,337,945

UTILITIES - 0.3%
  Reliant Energy, Inc.                        BBB+    7.750  03/15/2023    600,000       588,509

U.S. GOVERNMENT - 0.5%
  U.S. Treasury - Bond                                6.625  05/15/2007  1,000,000     1,112,500
                                                                                     -----------
TOTAL FIXED-INCOME SECURITIES - 40.8%
  (Cost $90,528,757)                                                                  93,333,888

REPURCHASE AGREEMENT - 0.5%
  Fifth Third Bank Two Party Repurchase
  Agreement, 1.92%, due 7/1/02                                                         1,145,070

TOTAL COMMON STOCK - 58.1%
  (Cost $105,285,766)                                                                132,949,835
                                                                                    ------------
TOTAL INVESTMENTS IN SECURITIES - 99.4%
  (Cost $196,959,593)                                                               $227,428,793
                                                                                    ============


*Security exempt from registration under Rule 144A of Securities Act of 1933


See Notes To Financial Statements


ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2002
------------------------------------------------------------------------------------------------

                                              S & P
                                              Credit                     Principal   Market
Fixed Income Securities                       Rating Coupon  Maturity    Amount      Value
--------------------------------------        ------ ------  ---------   ---------   -----------

AEROSPACE / DEFENSE - 1.7%
  AAR Corporation                             BBB-    7.250  10/15/2003 $  500,000  $    510,635
  Boeing Company                              A+      9.750  04/01/2012  1,000,000     1,270,947
  Lockheed Martin Corporation                 BBB     7.875  03/15/2023    500,000       518,308
  Lockheed Martin Corporation                 BBB     7.750  04/15/2023  1,000,000     1,021,804

AIR TRANSPORT - 0.5%
  Federal Express Corporation                 BBB+    7.630  01/01/2015  1,000,000     1,039,599

AUTO PARTS - 0.6%
  TRW, Inc.                                   BBB     9.375  04/15/2021  1,000,000     1,190,495

AUTO & TRUCK - 2.1%
  DaimlerChrysler NA Holdings                 BBB+    7.750  01/18/2011  1,000,000     1,074,130
  Ford Motor Company                          BBB+    8.875  11/15/2022  2,000,000     2,072,186
  General Motors Corporation                  BBB+    8.100  06/15/2024  1,000,000     1,006,218

BANK - 7.7%
  ABN AMRO Bank NV                            AA-     7.300  12/01/2026  1,500,000     1,556,995
  Bank of America Corporation                 A      10.200  07/15/2015  1,000,000     1,314,014
  Bank One Corporation                        A-      7.750  07/15/2025  1,000,000     1,113,482
  Bankers Trust Corporation                   A       7.500  11/15/2015  1,500,000     1,669,067
  Capital One Financial Corporation           BB+     7.250  05/01/2006  1,000,000       968,062
  Comerica Bank                               A-      7.125  12/01/2013  1,500,000     1,583,514
  Dresdner Bank - New York                    A+      7.250  09/15/2015  1,500,000     1,646,064
  First Union Corporation                     BBB+    7.850  01/01/2027  1,000,000     1,042,423
  Inter-American Development Bank             AAA     7.125  03/15/2023  1,000,000     1,047,813
  National City Corporation                   A-      6.875  05/15/2019  1,000,000     1,023,522
  Republic New York Corporation               A       9.125  05/15/2021  1,000,000     1,225,352
  Royal Bank of Scotland PLC                  A       6.375  02/01/2011  1,000,000     1,029,862

BEVERAGE - 0.8%
  Anheuser-Busch Companies, Inc.              A+      7.125  07/01/2017  1,500,000     1,663,429



See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2002
------------------------------------------------------------------------------------------------

                                              S & P
                                              Credit                     Principal   Market
Fixed Income Securities                       Rating Coupon  Maturity    Amount      Value
------------------------------------------    ------ ------  ---------   ---------   -----------

BROADCASTING / CABLE TV - 3.8%
  Charter Communications Holdings LLC         B+      8.625  04/01/2009 $1,500,000  $  1,004,999
  Clear Channel Communications                BB+     8.750  06/15/2007  1,250,000     1,250,000
  Comcast Corporation                         BBB     8.875  04/01/2007    500,000       538,904
  Continental Cablevision, Inc.               BBB+    9.500  08/01/2013    500,000       527,057
  CSC Holdings, Inc.                          BB+     7.875  02/15/2018    500,000       369,249
  EchoStar DBS Corp.                          B+      9.375  02/01/2009  1,000,000       925,000
  Rogers Cablesystems Ltd.                    BBB-   10.000  12/01/2007    500,000       520,000
  Rogers Cablesystems Ltd.                    BBB-   10.000  03/15/2005    500,000       520,000
  Time Warner, Inc.                           BBB+    9.125  01/15/2013  1,000,000     1,106,847
  Turner Broadcasting System, Inc.            BBB+    8.375  07/01/2013    750,000       774,182

CHEMICAL - 1.6%
  Crompton Corporation                        BBB-    6.125  02/01/2006    500,000       488,257
  Crompton Corporation                        BBB-    7.750  04/01/2023  1,500,000     1,183,358
  Eastman Chemical Company                    BBB     7.250  01/15/2024  1,000,000       992,430
  Union Carbide Chemicals & Plastics Co.      A       7.875  04/01/2023    600,000       584,081

COMPUTER & PERIPHERALS - 2.7%
  Dell Computer Corporation                   BBB+    6.550  04/15/2008  1,000,000     1,052,941
  IBM Corporation                             A+      8.375  11/01/2019  1,500,000     1,753,364
  Sun Microsystems, Inc.                      BBB+    7.650  08/15/2009  1,500,000     1,583,594
  Unisys Corporation                          BB+     8.125  06/01/2006  1,000,000       990,000

COMPUTER SOFTWARE & SERVICES - 0.6%
  Computer Associates International, Inc.     BBB+    6.375  04/15/2005  1,250,000     1,133,840

DIVERSIFIED - 0.9%
  Norsk Hydro ASA                             A       9.000  04/15/2012  1,500,000     1,832,268

ELECTRIC & GAS UTILITIES - 8.0%
  Alabama Power Company                       A       7.450  07/01/2023  1,000,000     1,034,937
  Calpine Corporation                         BB+     7.875  04/01/2008    250,000       165,000
  Consolidated Edison, Inc.                   AAA     7.500  06/15/2023  1,000,000     1,047,545
  Dayton Power & Light Company                BBB+    8.150  01/15/2026  1,000,000     1,034,251



See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2002
------------------------------------------------------------------------------------------------

                                              S & P
                                              Credit                     Principal   Market
Fixed Income Securities                       Rating Coupon  Maturity    Amount      Value
--------------------------------------------  ------ ------  ---------   ---------   -----------

ELECTRIC & GAS UTILITIES - 8.0% (Continued)
  Duke Energy Corporation                     AA-     6.750  08/01/2025 $1,500,000  $  1,426,905
  Exelon Corporation                          BBB+    6.750  05/01/2011  1,000,000     1,044,098
  Florida Power Corporation                   BBB+    8.000  12/01/2022  1,540,000     1,603,808
  Indianapolis Power & Light Company          BBB-    7.050  02/01/2024  1,000,000       941,630
  Jersey Central Power & Light Company        BBB+    6.750  11/01/2025  1,000,000       945,734
  New Orleans Public Service, Inc.            BBB     8.000  03/01/2023    600,000       598,041
  Oklahoma Gas & Electric Company             A-      7.300  10/15/2025  1,500,000     1,504,737
  Potomac Edison Company                      A       8.000  06/01/2024  1,000,000     1,046,585
  Public Service Electric & Gas               A-      7.000  09/01/2024  1,500,000     1,457,612
  Reliant Energy, Inc.                        BBB+    9.150  03/15/2021    800,000       909,978
  Virginia Electric Power                     A       8.625  10/01/2024  1,000,000     1,095,005

ELECTRONICS - 1.7%
  Flextronics                                 BB-     9.875  07/01/2010  1,700,000     1,776,500
  Koninklijke Philips Electronics N.V.        A-      7.250  08/15/2013  1,500,000     1,554,861

ENTERTAINMENT - 1.2%
  Viacom, Inc.                                A-      8.625  08/01/2012    750,000       882,270
  Viacom, Inc.                                A-      8.250  08/01/2022  1,500,000     1,543,077

FINANCIAL SERVICES - 7.2%
  Auburn Hills Trust                          BBB+   12.375  05/01/2020    400,000       573,778
  BHP Finance USA Ltd.                        A       7.250  03/01/2016  1,000,000     1,058,720
  CRA Finance, Ltd.                           AA-     7.125  12/01/2013    500,000       515,113
  Credit Suisse FB USA, Inc.                  AA-     6.125  11/15/2011  1,500,000     1,473,531
  Dow Capital BV                              A       8.700  05/15/2022  1,000,000     1,018,986
  Goldman Sachs Group L.P.*                   A+      8.000  03/01/2013  1,000,000     1,115,987
  Household Finance Corporation               A       6.375  08/01/2010  1,500,000     1,438,335
  Jefferies Group, Inc.                       BBB-    7.750  03/15/2012  1,000,000     1,010,663
  JPM Capital Trust II                        A       7.950  02/01/2027  1,000,000     1,044,311
  Santander Financial Issuances               A-      7.250  11/01/2015  1,250,000     1,339,509



See Notes To Financial Statements




ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2002
------------------------------------------------------------------------------------------------

                                              S & P
                                              Credit                     Principal   Market
Fixed Income Securities                       Rating Coupon  Maturity    Amount      Value
------------------------------------------    ------ ------  ---------   ---------   -----------

FINANCIAL SERVICES - 7.2% (Continued)
  SBC Communications Capital Corporation      AA-     7.250  07/15/2025 $1,000,000  $  1,013,485
  Stilwell Financial                          A-      7.000  11/01/2006  1,250,000     1,259,938
  Washington Mutual, Inc.                     BBB     8.250  04/01/2010  1,250,000     1,422,593

FOOD PROCESSING - 2.0%
  Archer Daniels Midland Company              A+      8.375  04/15/2017  1,000,000     1,229,383
  ConAgra, Inc.                               BBB     9.750  03/01/2021    500,000       645,055
  Land O Lakes, Inc.*                         BB      8.750  11/15/2011  1,000,000       940,000
  Nabisco, Inc.                               A       7.550  06/15/2015  1,000,000     1,153,815

HOMEBUILDING - 3.3%
  KB Home                                     BB-     9.500  02/15/2011  1,500,000     1,541,250
  K. Hovnanian Enterprises*                   B       8.875  04/01/2012  1,000,000       983,750
  MDC Holdings, Inc.                          BB+     8.375  02/01/2008  1,500,000     1,515,000
  Standard Pacific Corporation                BB      8.500  06/15/2007  1,500,000     1,492,500
  Toll Corporation                            BB+     8.125  02/01/2009  1,000,000       997,500

HOTEL / GAMING - 5.2%
  Hilton Hotels Corporation                   BBB-    7.200  12/15/2009  1,500,000     1,461,354
  HMH Properties, Inc.                        BB-     8.450  12/01/2008  1,300,000     1,274,000
  Mandalay Resort Group                       BB-    10.250  08/01/2007  1,000,000     1,048,750
  Mandalay Resort Group                       BB-     7.625  07/15/2013    450,000       414,000
  MGM Mirage, Inc.                            BBB-    6.750  02/01/2008  1,500,000     1,490,775
  Park Place Entertainment                    BB+     7.875  12/15/2005  1,000,000     1,002,500
  Park Place Entertainment                    BB+     8.875  09/15/2008    500,000       515,625
  Prime Hospitality Corporation               BB      9.250  01/15/2006  1,000,000     1,022,500
  Starwood Hotels & Resorts                   BBB-    7.375  11/15/2015  1,000,000       923,719
  Station Casinos, Inc.                       B+      9.875  07/01/2010  1,000,000     1,057,500

INSURANCE - 1.5%
  American Financial Group, Inc.              BBB     7.125  12/15/2007  1,000,000       961,854
  CIGNA Corporation                           A+      7.650  03/01/2023    500,000       549,080



See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2002
------------------------------------------------------------------------------------------------

                                              S & P
                                              Credit                     Principal   Market
Fixed Income Securities                       Rating Coupon  Maturity    Amount      Value
---------------------------------------       ------ ------  ----------  ---------   -----------

INSURANCE - 1.5% (Continued)
  CNA Financial Corporation                   BBB-    6.950  01/15/2018 $  500,000  $    409,702
  Continental Corporation                     BBB-    8.375  08/15/2012    600,000       590,113
  Metropolitan Life Insurance Co.*            A+      7.450  11/01/2023    550,000       560,566

MACHINERY - 0.3%
  Clark Equipment Company                     BBB+    8.000  05/01/2023    500,000       509,694

MEDICAL SERVICES - 2.4%
  Beverly Enterprises, Inc.                   B+      9.625  04/15/2009  1,000,000     1,025,000
  HCA - The Healthcare Company                BBB-    8.750  09/01/2010  1,000,000     1,128,463
  HealthSouth Corporation                     BB+    10.750  10/01/2008  1,500,000     1,657,500
  Radiologix, Inc.                            B      10.500  12/15/2008  1,000,000     1,030,000

METALS & MINING - 1.8%
  Alcan, Inc.                                 A-      7.250  03/15/2031  1,000,000     1,080,345
  Alcoa, Inc.                                 A+      6.500  06/15/2018  1,500,000     1,493,244
  Placer Dome, Inc.                           BBB+    7.750  06/15/2015  1,000,000     1,026,680

MORTGAGE-BACKED SECURITIES - 7.0%
  Government National Mortgage Association            6.500  09/20/2031  4,531,355     4,613,177
  Government National Mortgage Association            6.500  02/20/2031  2,462,257     2,506,718
  Government National Mortgage Association            6.500  08/20/2031  5,006,530     5,096,932
  Government National Mortgage Association            6.500  07/20/2031  1,682,273     1,712,649

NATURAL GAS - 3.3%
  AmeriGas Partners, L.P.                     BB+    10.125  04/15/2007  1,020,000     1,045,500
  ANR Pipeline Company                        BBB+    9.625  11/01/2021  1,000,000     1,105,643
  Columbia Energy Group                       BBB     7.320  11/28/2010  1,250,000     1,236,695
  Ferrellgas Partners, L.P.                   B+      9.375  06/15/2006    500,000       515,000
  Tennessee Gas Pipeline                      BBB+    7.500  04/01/2017  1,300,000     1,290,634
  Trans-Canada Pipelines                      A-      7.875  04/01/2023    600,000       589,970
  Williams Cos., Inc.                         BBB     7.625  07/15/2019  1,000,000       787,168



See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2002
------------------------------------------------------------------------------------------------

                                              S & P
                                              Credit                     Principal   Market
Fixed Income Securities                       Rating Coupon  Maturity    Amount      Value
---------------------------------------       ------ ------  ---------   ---------   -----------

OILFIELD SERVICES - 3.8%
  Burlington Resources, Inc.                  BBB+    9.125  10/01/2021 $  700,000  $    851,584
  Forest Oil Corp.                            BB      8.000  06/15/2008  1,000,000     1,002,500
  Husky Oil, Ltd.                             BBB     7.550  11/15/2016  1,000,000     1,079,929
  Noble Drilling Corporation                  A-      7.500  03/15/2019  1,000,000     1,043,605
  Offshore Logistics, Inc.                    BB      7.875  01/15/2008  1,200,000     1,152,000
  Parker Drilling Company                     B+     10.125  11/15/2009  1,250,000     1,306,250
  Pride International, Inc.                   BB      9.375  05/01/2007  1,000,000     1,042,500

PAPER & FOREST PRODUCTS - 1.7%
  Bowater, Inc.                               BBB     9.500  10/15/2012    700,000       802,769
  International Paper Corporation             BBB     7.625  09/01/2023  1,500,000     1,509,321
  Weyerhaeuser Company                        BBB     6.950  08/01/2017  1,000,000     1,042,429

PETROLEUM - 3.4%
  EOG Resources, Inc.                         BBB+    6.000  12/15/2008  1,250,000     1,236,256
  Kerr-McGee Corporation                      BBB     7.000  11/01/2011  1,500,000     1,590,402
  Louisiana Land & Exploration Co.            BBB+    7.625  04/15/2013  1,000,000     1,072,457
  Magnum Hunter Resources, Inc.               B+     10.000  06/01/2007  1,250,000     1,281,250
  Tesoro Petroleum Corporation                B+      9.000  07/01/2008  1,000,000       910,000
  Ultramar Diamond Shamrock Corporation       BBB     8.000  04/01/2023    600,000       575,507

PRINTING - 0.8%
  Valassis Communications                     BBB-    6.625  01/15/2009  1,500,000     1,530,971

PUBLISHING - 0.5%
  News America Holdings                       BBB-    8.250  08/10/2018  1,000,000     1,020,461

RAILROAD - 1.5%
  Burlington Northern Santa Fe                BBB+    8.750  02/25/2022  1,000,000     1,200,902
  Union Pacific Corporation                   BBB     8.350  05/01/2025  1,500,000     1,763,250



See Notes To Financial Statements




ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2002
------------------------------------------------------------------------------------------------

                                              S & P
                                              Credit                     Principal   Market
Fixed Income Securities                       Rating Coupon  Maturity    Amount      Value
---------------------------------------       ------ ------  ---------   ---------   -----------

RECREATION - 1.5%
  Brunswick Corporation                       BBB     7.375  09/01/2023 $  975,000  $    843,299
  Royal Caribbean Cruises                     BB+     8.250  04/01/2005  1,100,000     1,045,000
  Speedway Motorsports, Inc.                  B+      8.500  08/15/2007  1,000,000     1,037,500

RENTAL AUTO / EQUIPMENT - 1.1%
  Hertz Corporation                           BBB     6.625  05/15/2008  1,200,000     1,176,882
  United Rentals, Inc.                        BB-     8.800  08/15/2008  1,000,000       990,000

RESTAURANT - 1.5%
  McDonald's Corp.                            A       7.310  09/15/2027  1,500,000     1,547,238
  Tricon Global Restaurants, Inc.             BB      7.650  05/15/2008  1,500,000     1,515,000

RETAIL STORE - 2.7%
  Limited, Inc. (The)                         BBB+    7.500  03/15/2023  1,000,000       912,817
  May Department Stores                       A       8.300  07/15/2026  1,000,000     1,075,871
  Michaels Stores, Inc.                       BB      9.250  07/01/2009  1,000,000     1,060,000
  Sears, Roebuck & Company                    A-      9.375  11/01/2011  1,000,000     1,200,139
  Winn-Dixie Stores, Inc.                     BB+     8.875  04/01/2008  1,200,000     1,200,000

SECURITIES BROKERAGE - 1.7%
  Lehman Brothers Holdings, Inc.              A       8.500  08/01/2015  1,000,000     1,134,763
  Morgan Stanley Dean Witter                  AA-     6.750  10/15/2013  1,250,000     1,244,476
  Morgan Stanley Dean Witter                  AA-     7.000  10/01/2013  1,000,000     1,030,218

SEMICONDUCTOR - 1.6%
  Applied Materials, Inc.                     A-      7.125  10/15/2017  1,500,000     1,572,456
  Fairchild Semiconductor International, Inc. B      10.375  10/01/2007  1,500,000     1,560,000

STEEL - 1.3%
  AK Steel Corporation                        BB      9.125  12/15/2006  1,500,000     1,568,400
  USX Corporation                             BBB+    9.375  02/15/2012    750,000       912,544



See Notes To Financial Statements



ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
JUNE 30, 2002
------------------------------------------------------------------------------------------------

Fixed Income Securities,                      S & P
Preferred Stock and                           Credit                     Principal   Market
Repurchase Agreement                          Rating Coupon  Maturity    Amount      Value
------------------------------------------    ------ ------  ----------  ---------   -----------

TELECOMMUNICATIONS SERVICE - 5.2%
  Ametek, Inc.                                BBB     7.200  07/15/2008 $1,000,000  $    968,766
  COX Communications, Inc.                    BBB     6.850  01/15/2018  1,000,000       792,722
  GCI, Inc.                                   B+      9.750  08/01/2007  1,000,000       920,000
  Illinois Bell Telephone Company             AA-     7.250  03/15/2024  1,425,000     1,438,000
  MasTec, Inc.                                BB+     7.750  02/01/2008  1,000,000       910,000
  Motorola, Inc.                              BBB     7.625  11/15/2010    750,000       704,475
  Rogers Cantel, Inc.                         BB+     9.750  06/01/2016  1,000,000       700,000
  SBC Communications, Inc.                    AA-     6.875  08/15/2023  1,000,000       981,567
  Sprint Corporation                          BBB-    9.250  04/15/2022  1,100,000     1,046,351
  Verizon Communications                      A+      8.750  11/01/2021  1,500,000     1,645,553

TOILETRIES/COSMETICS - 0.5%
  Kimberly-Clark Corporation                  AA      7.000  08/15/2023  1,000,000     1,036,062

TRANSPORT SERVICES - 0.9%
  Gulfmark Offshore, Inc.                     BB-     8.750  06/01/2008    750,000       752,813
  Teekay Shipping Corporation                 BB-     8.875  07/15/2011  1,000,000     1,040,000

UTILITIES - 0.5%
  Union Electric                              A+      7.150  08/01/2023  1,000,000     1,003,901
                                                                                    ------------
TOTAL FIXED INCOME SECURITIES - 98.1%
  (Cost $191,599,317)                                                                194,428,274

TOTAL PREFERRED STOCK - 0.3%
  Travelers/Aetna P&C                         BBB     8.083  04/30/2036     20,000       502,400
  (Cost $487,029)

REPURCHASE AGREEMENT - 0.5%
  Fifth Third Bank Two Party Repurchase
  Agreement, 1.92%, due 7/1/02                                                         1,092,410
                                                                                    ------------
TOTAL INVESTMENTS IN SECURITIES - 98.9%
  (Cost $193,178,756)                                                               $196,023,084
                                                                                    ============

*Security exempt from registration under Rule 144A of Securities Act of 1933


See Notes To Financial Statements


           ADVANCE CAPITAL I, INC. - CORNERSTONE STOCK FUND
                PORTFOLIO OF INVESTMENTS (UNAUDITED)
                       JUNE 30, 2002
-------------------------------------------------------------------
                                                      Market
Common Stock                              Shares      Value
-------------------------------------     -------     -------------

AEROSPACE / DEFENSE - 1.0%
    Boeing Company                           6,000   $    270,000
    United Technologies Corporation          3,000        203,700

APPAREL - 0.6%
    Cintas Corporation                       6,000        296,400

AUTO & TRUCK - 0.7%
    Ford Motor Company                      20,628        330,048

BANK - 5.3%
    Bank of America Corporation             14,300      1,006,148
    Bank One Corporation                     6,600        253,968
    Fifth Third Bancorp                      4,200        279,930
    J.P. Morgan Chase & Company              7,200        244,224
    Wells Fargo & Company                   15,700        785,942

BEVERAGE - 2.2%
    Coca-Cola Company                       19,300      1,080,800

BIOTECHNOLOGY - 1.9%
    Amgen, Inc.*                            21,500        900,420

BROADCASTING / CABLE TV - 2.9%
    AOL Time Warner, Inc.*                  40,450        595,020
    Comcast Corporation - Class A*          20,700        485,001
    Walt Disney Company (The)               16,200        306,180

CHEMICAL - 0.8%
    duPont, E.I. de Nemours & Co.            8,800        390,720

COMPUTER & PERIPHERALS - 6.0%
    Dell Computer Corporation*              47,900      1,252,106
    EMC Corporation*                        17,800        134,390
    International Business Machines Corp.   13,500        972,000
    Sun Microsystems, Inc.*                 70,700        354,207
    VERITAS Software Corporation*           11,000        217,690

COMPUTER SOFTWARE & SERVICES - 13.6%
    Adobe Systems, Inc.                      7,900        225,150
    Automatic Data Processing                5,000        217,750
    Citrix Systems, Inc.*                    7,200         43,488
    Microsoft Corporation*                  84,300      4,562,316
    Oracle Corporation*                    113,200      1,072,004
    Peoplesoft, Inc.*                       12,000        178,560
    Siebel Systems, Inc.*                   20,900        297,198

ELECTRICAL EQUIPMENT - 4.8%
    General Electric Company                79,600      2,312,380

FINANCIAL SERVICES - 7.4%
    Citigroup, Inc.                         39,566      1,533,183
    Concord EFS, Inc.*                      17,200        518,408
    Fannie Mae                               9,300        685,875
    Morgan Stanley                           9,400        404,952
    Paychex, Inc.                           10,000        312,900
    Washington Mutual, Inc.                  3,500        129,885

FOOD PROCESSING - 0.0%
    JM Smucker Company                         220          7,509

INSURANCE - 2.7%
    American International Group, Inc.      19,087      1,302,306

MEDICAL SUPPLIES - 4.2%
    Biomet, Inc.                            12,000        325,440
    Johnson & Johnson                       23,200      1,212,432
    Medtronic, Inc.                         12,100        518,485

OILFIELD SERVICES - 4.4%
    Exxon Mobil Corporation                 52,744      2,158,284

PETROLEUM - 1.9%
    Royal Dutch Petroleum Co. - ADR         16,800        928,536


See Notes To Financial Statements


           ADVANCE CAPITAL I, INC. - CORNERSTONE STOCK FUND
                  PORTFOLIO OF INVESTMENTS (UNAUDITED)
                            JUNE 30, 2002
-----------------------------------------------------------------

Common Stock and                                      Market
Repurchase Agreement                      Shares      Value
-------------------------------------     --------   ------------
PHARMACEUTICAL - 9.5%
    Abbott Laboratories                     11,400   $    429,210
    Andrx Group*                             4,700        126,759
    Bristol-Myers Squibb Company            13,900        357,230
    Eli Lilly & Company                      8,000        451,200
    Merck & Company, Inc.                   16,400        830,496
    Pfizer, Inc.                            47,175      1,651,125
    Schering-Plough Corporation             10,800        265,680
    Wyeth                                    9,800        501,760

RESTAURANT - 1.5%
    McDonald's Corporation                  11,300        321,485
    Starbucks Corporation*                  17,000        422,450

RETAIL STORE - 5.6%
    Home Depot, Inc.                        20,300        745,619
    Wal-Mart Stores, Inc.                   35,500      1,952,855

SEMICONDUCTOR - 9.6%
    Altera Corporation*                     12,300        167,280
    Applied Materials, Inc.*                36,200        688,524
    Intel Corporation                      111,600      2,038,932
    Linear Technology Corporation           13,800        433,734
    Maxim Integrated Products, Inc.         15,600        597,948
    Texas Instruments, Inc.                 16,600        393,420
    Xilinx, Inc.*                           14,700        329,721

TELECOMMUNICATIONS EQUIPMENT - 6.1%
    Cisco Systems, Inc.*                   138,900      1,937,655
    JDS Uniphase Corporation*               46,400        124,816
    QUALCOMM Incorporated*                  32,350        889,301

TELECOMMUNICATIONS SERVICE - 4.2%
    BellSouth Corporation                   14,900        469,350
    SBC Communications, Inc.                24,122        735,721
    Verizon Communications, Inc.            20,846        836,967

TOILETRIES / COSMETICS - 2.3%
    Kimberly-Clark Corporation               2,300        142,600
    Procter & Gamble Company                11,000        982,300
                                                     ------------
TOTAL COMMON STOCK - 99.2%
    (Cost $73,633,545)                                 48,130,073

REPURCHASE AGREEMENT - 0.7%
    Fifth Third Bank Two Party Repurchase
    Agreement, 1.92%, due 7/1/02                          344,492
                                                     ------------
TOTAL INVESTMENTS IN SECURITIES - 99.9%
    (Cost $73,978,037)                               $ 48,474,565
                                                     ============

* Securities are non-income producing
ADR - American Depositary Receipts


                        See Notes To Financial Statements

ADVANCE CAPITAL I, INC.
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 2002
-----------------------------------------------


                                               EQUITY                                    RETIREMENT    CORNERSTONE
                                               GROWTH        BOND          BALANCED      INCOME        STOCK
                                               -----------   -----------   -----------   -----------   -----------
ASSETS
 Investments in securities     . . . . . . .  $113,153,306  $124,576,622  $227,428,793  $196,023,084  $ 48,474,565

 Cash              . . . . . . . . . . . . .        55,393       290,178       193,974           137        59,101
 Receivables
  Dividends and interest       . . . . . . .        33,448     2,445,617     1,834,209     3,861,145        29,616
  Securities sold          . . . . . . . . .             0             0             0       579,348             0
 Prepaid expenses          . . . . . . . . .         7,272         8,420         9,379         8,179         6,605
                                               -----------   -----------   -----------   -----------    ----------

 Total assets          . . . . . . . . . . .   113,249,419   127,320,837   229,466,355   200,471,893    48,569,887



LIABILITIES
 Payable to affiliated entities
  Investment advisory fees       . . . . . .        67,260        41,396       129,566        82,186        16,548
  Distribution fees        . . . . . . . . .         3,827         4,318         7,801         6,813         1,657
 Accounts payable and accrued expenses     .         8,292           142         9,517         9,227         5,277
 Securities purchased        . . . . . . . .       189,125       486,840             0       973,681             0
 Distributions payable       . . . . . . . .             0       693,957       519,287     1,117,122             0
                                               -----------   -----------   -----------   -----------    ----------

 Total liabilities       . . . . . . . . . .       268,504     1,226,653       666,171     2,189,029        23,482
                                               -----------   -----------   -----------   -----------    ----------

 Net assets            . . . . . . . . . . .  $112,980,915  $126,094,184  $228,800,184  $198,282,864  $ 48,546,405
                                               ===========   ===========   ===========   ===========    ==========




NET ASSETS
 Paid-in capital         . . . . . . . . . .  $ 93,719,690  $126,337,864  $200,256,884  $209,206,442  $ 83,584,495
 Accumulated undistributed net investment
  income (loss)          . . . . . . . . . .      (443,682)            0             0             0        72,913
 Accumulated undistributed net realized
  loss on investments            . . . . . .    (3,695,314)   (2,112,511)   (1,925,898)  (13,767,906)   (9,607,531)
 Net unrealized appreciation (depreciation)
  in value of investments      . . . . . . .    23,400,221     1,868,831    30,469,198     2,844,328   (25,503,472)
                                               -----------   -----------   -----------   -----------    ----------

 Net assets            . . . . . . . . . . .  $112,980,915  $126,094,184  $228,800,184  $198,282,864  $ 48,546,405
                                               ===========   ===========   ===========   ===========    ==========

SHARES OUTSTANDING               . . . . . .     5,589,842    13,094,598    13,822,338    20,697,814     7,151,141
                                               ===========   ===========   ===========   ===========    ==========

NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE                .  $      20.21  $       9.63  $      16.55  $       9.58  $       6.79
                                               ===========   ===========   ===========   ===========    ==========



See Notes To Financial Statements


ADVANCE CAPITAL I, INC.
STATEMENT OF OPERATIONS (UNAUDITED)
SIX MONTHS ENDED JUNE 30, 2002
-----------------------------------------------------------------------------------------------------------------------


                                                   EQUITY                                     RETIREMENT    CORNERSTONE
                                                   GROWTH        BOND          BALANCED       INCOME        STOCK
                                                   -----------   -----------   ------------   ----------    -----------
INVESTMENT INCOME
  Interest              . . . . . . . . . . . . . $      9,413  $  4,441,312  $   3,203,488  $  7,595,693  $      3,102
  Dividends               . . . . . . . . . . . .      166,771             0      1,084,092             0       273,503
                                                   -----------   -----------   ------------   -----------   -----------

  Total investment income           . . . . . . .      176,184     4,441,312      4,287,580     7,595,693       276,605

EXPENSES
  Paid to affiliates:
    Investment advisory fees          . . . . . .      431,671       238,397        788,921       496,345       114,427
    Distribution fees           . . . . . . . . .      154,168       148,998        290,979       248,385        71,517
  Paid to others:
    Custodial fees            . . . . . . . . . .        8,501         5,709         13,509         8,201         4,637
    Directors fees and expenses         . . . . .        2,395         2,150          4,393         3,780         1,175
    Professional fees           . . . . . . . . .        4,144         3,720          7,602         6,544         2,033
    Shareholder reporting costs         . . . . .       12,707        13,276         20,472        19,810         8,624
    Registration and filing fees        . . . . .        1,422        (1,043)         4,254         1,635        (1,104)
    Other operating expenses          . . . . . .        4,858         4,352          8,901         7,663         2,383
                                                     ---------    ----------      ---------   -----------    ----------

  Total expenses              . . . . . . . . . .      619,866       415,559      1,139,031       792,363       203,692
                                                     ---------    ----------      ---------   -----------    ----------

NET INVESTMENT INCOME (LOSS)                  . .     (443,682)    4,025,753      3,148,549     6,803,330        72,913

REALIZED LOSS ON INVESTMENTS
  Proceeds from securities sold         . . . . .    6,628,076    13,774,582     13,278,824    25,445,055     3,526,142
  Cost of securities sold         . . . . . . . .   (6,713,841)  (14,515,871)   (13,588,732)  (27,475,266)   (6,165,434)
                                                     ---------    ----------     ----------    ----------    ----------

  Net realized loss on investments      . . . . .      (85,765)     (741,289)      (309,908)   (2,030,211)   (2,639,292)

UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Appreciation (depreciation), Beginning of year    38,206,875     1,782,819     41,627,984       496,226   (14,361,573)
  Appreciation (depreciation), End of period    .   23,400,221     1,868,831     30,469,199     2,844,328   (25,503,472)
                                                    ----------    ----------     ----------    ----------    ----------

  Net unrealized gain (loss) on investments     .  (14,806,654)       86,012    (11,158,785)    2,348,102   (11,141,899)
                                                    ----------    ----------     ----------    ----------    ----------

NET GAIN (LOSS) ON INVESTMENTS                  .  (14,892,419)     (655,277)   (11,468,693)      317,891   (13,781,191)
                                                    ----------    ----------     ----------    ----------    ----------
NET INCREASE  (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     . $(15,336,101) $  3,370,476  $  (8,320,144) $  7,121,221  $(13,708,278)
                                                    ==========    ==========     ==========    ==========    ==========


See Notes To Financial Statements


ADVANCE CAPITAL I, INC.
STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------



                                                                       EQUITY GROWTH                   BOND
                                                                       ---------------------------     --------------------------
                                                                       (Unaudited)                     (Unaudited)
                                                                       Six months     Year             Six months     Year
                                                                       ended          ended            ended          ended
                                                                       June 30,       Dec. 31,         June 30,       Dec. 31,
                                                                       2002           2001             2002           2001
                                                                       ------------   ------------     ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss)              . . . . . . . . . . . .  $   (443,682)  $   (867,539)    $  4,025,753   $  6,984,143
    Net realized loss on investments              . . . . . . . . . .       (85,765)    (3,609,549)        (741,289)      (614,457)
    Net unrealized gain (loss) on investments           . . . . . . .   (14,806,654)   (17,653,672)          86,012      1,724,095

    Net increase (decrease) in net assets resulting from operations .   (15,336,101)   (22,130,760)       3,370,476      8,093,781
                                                                       -------------  -------------    ------------   ------------

  Distributions to Shareholders:
    Net investment income                 . . . . . . . . . . . . . .             0              0       (4,025,753)    (6,984,143)
    Net realized gain on investments              . . . . . . . . . .             0              0                0              0
                                                                       -------------  -------------    ------------   ------------

    Total distributions to shareholders           . . . . . . . . . .             0              0       (4,025,753)    (6,984,143)

  Share Transactions:
    Net proceeds from sale of shares              . . . . . . . . . .     5,863,430     20,154,190       14,739,621     48,218,042
    Reinvestment of distributions               . . . . . . . . . . .             0              0        3,920,878      6,270,706
    Cost of shares reacquired               . . . . . . . . . . . . .    (4,516,024)    (7,190,290)      (6,123,076)    (9,438,855)
                                                                        ------------  -------------    ------------   ------------

    Net increase derived from share transactions          . . . . . .     1,347,406     12,963,900       12,537,423     45,049,893
                                                                        ------------  -------------    ------------   ------------

    Net increase (decrease) in net assets           . . . . . . . . .   (13,988,695)    (9,166,860)      11,882,146     46,159,531

NET ASSETS
    Beginning of year                   . . . . . . . . . . . . . . .   126,969,610    136,136,470      114,212,038     68,052,507
                                                                        -----------    ------------    ------------   ------------

    End of period                   . . . . . . . . . . . . . . . . .  $112,980,915   $126,969,610     $126,094,184   $114,212,038
                                                                        ===========    ===========      ===========    ===========

NUMBER OF SHARES
    Sold                      . . . . . . . . . . . . . . . . . . . .       261,054        823,840        1,529,338      4,974,823
    Shares issued from reinvestment of distributions        . . . . .             0              0          405,929        642,974
    Reacquired                      . . . . . . . . . . . . . . . . .      (202,466)      (310,751)        (634,568)      (971,813)
                                                                        ------------   -----------      -----------    -----------

    Net increase in shares outstanding            . . . . . . . . . .        58,588        513,089        1,300,699      4,645,984

    Outstanding:
      Beginning of year                   . . . . . . . . . . . . . .     5,531,254      5,018,165       11,793,899      7,147,915
                                                                        ------------   -----------      -----------    -----------

      End of period                   . . . . . . . . . . . . . . . .     5,589,842      5,531,254       13,094,598     11,793,899
                                                                        ============   ===========      ===========    ===========

See Notes To Financial Statements


ADVANCE CAPITAL I, INC.
STATEMENT OF CHANGES IN NET ASSETS - Continued
---------------------------------------------------------------------------------------------------------------------------------


                                                                                                       RETIREMENT
                                                                       BALANCED                        INCOME
                                                                       ---------------------------     --------------------------
                                                                       (Unaudited)                     (Unaudited)
                                                                       Six months     Year             Six months     Year
                                                                       ended          ended            ended          ended
                                                                       June 30,       Dec. 31,         June 30,       Dec. 31,
                                                                       2002           2001             2002           2001
                                                                       ------------   ------------     ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income                 . . . . . . . . . . . . . .  $  3,148,549   $  6,674,617     $  6,803,330   $ 14,490,567
    Net realized loss on investments              . . . . . . . . . .      (309,908)    (1,615,990)      (2,030,211)    (2,466,325)
    Net unrealized gain (loss) on investments           . . . . . . .   (11,158,785)    (8,371,168)       2,348,102      3,758,509
                                                                        -----------   ------------     ------------   ------------

    Net increase (decrease) in net assets resulting from operations .    (8,320,144)    (3,312,541)       7,121,221     15,782,751

  Distributions to Shareholders:
    Net investment income                 . . . . . . . . . . . . . .    (3,148,549)    (6,674,617)      (6,803,330)   (14,490,567)
    Net realized gain on investments              . . . . . . . . . .             0              0                0              0
                                                                        -----------   ------------     ------------   ------------

    Total distributions to shareholders           . . . . . . . . . .    (3,148,549)    (6,674,617)      (6,803,330)   (14,490,567)

  Share Transactions:
    Net proceeds from sale of shares              . . . . . . . . . .    17,495,798     51,958,988        2,061,179      3,588,735
    Reinvestment of distributions               . . . . . . . . . . .     3,120,613      6,124,212        6,748,544     13,186,385
    Cost of shares reacquired               . . . . . . . . . . . . .   (13,338,713)   (22,782,080)     (11,190,777)   (21,618,095)
                                                                        ------------  ------------     ------------   ------------

    Net increase (decrease) derived from share transactions       . .     7,277,698     35,301,120       (2,381,054)    (4,842,975)
                                                                        ------------  ------------     ------------   ------------

    Net increase (decrease) in net assets           . . . . . . . . .    (4,190,995)    25,313,962       (2,063,163)    (3,550,791)

NET ASSETS
    Beginning of year                   . . . . . . . . . . . . . . .   232,991,179    207,677,217      200,346,027    203,896,818
                                                                        -----------    -----------      -----------    -----------

    End of period                   . . . . . . . . . . . . . . . . .  $228,800,184   $232,991,179     $198,282,864   $200,346,027
                                                                        ===========    ===========      ===========    ===========

NUMBER OF SHARES
    Sold                      . . . . . . . . . . . . . . . . . . . .     1,013,359      2,948,317          215,397        370,929
    Shares issued from reinvestment of distributions        . . . . .       180,493        352,031          705,447      1,362,247
    Reacquired                      . . . . . . . . . . . . . . . . .      (774,565)    (1,314,664)      (1,169,777)    (2,243,970)
                                                                        -----------    -----------      -----------    ------------

    Net increase (decrease) in shares outstanding         . . . . . .       419,287      1,985,684         (248,933)      (510,794)

    Outstanding:
      Beginning of year                   . . . . . . . . . . . . . .    13,403,051     11,417,367       20,946,747     21,457,541
                                                                         ----------     ----------      -----------    ------------

      End of period                   . . . . . . . . . . . . . . . .    13,822,338     13,403,051       20,697,814     20,946,747
                                                                         ==========     ==========      ===========    ===========


See Notes To Financial Statements


ADVANCE CAPITAL I, INC.
STATEMENT OF CHANGES IN NET ASSETS - Continued
---------------------------------------------------------------------------------------------------


                                                                       CORNERSTONE
                                                                       STOCK
                                                                       ----------------------------
                                                                       (Unaudited)
                                                                       Six months     Year
                                                                       ended          ended
                                                                       June 30,       Dec. 31,
                                                                       2002           2001
                                                                       ------------   ------------
DECREASE IN NET ASSETS
  Operations:
    Net investment income                 . . . . . . . . . . . . . . .$     72,913   $     97,942
    Net realized loss on investments              . . . . . . . . . . .  (2,639,292)    (5,613,583)
    Net unrealized loss on investments            . . . . . . . . . . . (11,141,899)    (8,324,719)
                                                                        ------------   -----------

    Net decrease in net assets resulting from operations      . . . . . (13,708,278)   (13,840,360)

  Distributions to Shareholders:
    Net investment income                   . . . . . . . . . . . . . .           0        (97,942)
                                                                         -----------   -----------

    Total distributions to shareholders           . . . . . . . . . . .           0        (97,942)

  Share Transactions:
    Net proceeds from sale of shares              . . . . . . . . . . .   2,997,237     19,159,799
    Reinvestment of distributions               . . . . . . . . . . . .      97,699              0
    Cost of shares reacquired                 . . . . . . . . . . . . .  (3,106,071)    (5,545,548)
                                                                         ----------    -----------

    Net increase (decrease) derived from share transactions       . . .     (11,135)    13,614,251
                                                                         ----------    -----------

    Net decrease in net assets                . . . . . . . . . . . . . (13,719,413)      (324,051)

NET ASSETS
    Beginning of year                   . . . . . . . . . . . . . . . .  62,265,818     62,589,869
                                                                         ----------    -----------

    End of period                   . . . . . . . . . . . . . . . . . .$ 48,546,405   $ 62,265,818
                                                                         ==========    ===========

NUMBER OF SHARES
    Sold                      . . . . . . . . . . . . . . . . . . . . .     372,428      1,925,002
    Shares issued from reinvestment of distributions        . . . . . .      11,230              0
    Reacquired                      . . . . . . . . . . . . . . . . . .    (390,543)      (605,273)
                                                                         -----------   -----------

    Net increase (decrease) in shares outstanding           . . . . . .      (6,885)     1,319,729

    Outstanding:
      Beginning of year                   . . . . . . . . . . . . . . .   7,158,026      5,838,297
                                                                         -----------   -----------

      End of period                   . . . . . . . . . . . . . . . . .   7,151,141      7,158,026
                                                                         ===========   ===========




See Notes To Financial Statements

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1.  ORGANIZATION OF THE COMPANY

     Advance Capital I, Inc. (the COMPANY) is a Maryland Corporation organized on March6,1987 and commenced operations on August 5, 1987. The COMPANY is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified managementinvestment company (a mutual fund) offering shares in the following portfolios:
Equity Growth Fund, Bond Fund, Balanced Fund, Retirement Income Fund and Cornerstone Stock Fund.


Note 2.  ACCOUNTING POLICIES

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

     The following is a summary of significant accounting policies followed by the COMPANY.

Security Valuation

     Securities for which exchange quotations are readily available are valued at the last sale price at the close of business. If there is no sale price, they are valued at the last bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange), are valued primarily using dealer supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Directors. Money market instruments held by the Funds with a remaining maturity of sixty days or less are valued at cost which approximates market.

Repurchase Agreements

     The Fund may engage in repurchase agreement transactions. When a fund engages in such transactions, it is policy to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments.
In addition, the Fund monitors the market value of the underlying collateral on a daily basis. If the seller defaults or if bankruptcy proceedings are initiated with respect to the seller, the realization or retention of the collateral may be subject to legal proceedings.

Expenses

     Most expenses of the COMPANY can be directly attributed to a fund. Expenses which cannot be directly attributed are generally apportioned between the Funds on the basis of average net assets.

Federal Income Taxes

     It is each fund's policy to meet the requirements of the Internal Revenue Code that are applicable to regulated investment companies and each fund intends to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is provided. There are no temporary differences between the basis of assets and liabilities for financial statement and income tax purposes. Thus, the distributed and distributable income for tax purposes at and for the six months ended June 30, 2002 is equal to the amount presented in the financial statements for each fund.

Dividends

     Income dividends in the Bond, Balanced and Retirement
Income Funds are declared daily, except on Saturdays, Sundays and holidays and are paid monthly on the last business day of the month. Income dividends in the Equity Growth and Cornerstone Stock Funds, if any, are declared annually and paid on the last business day of the year. Capital gain distributions, if any, are declared annually and paid in December.

Other

     Security transactions are accounted for on the trade date, the date the order to buy or sell is executed. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Premium and discount on fixed income securities are amortized using the effective interest method. Realized gains and losses on security transactions are determined on the specific identification method for book and tax purposes. Net investment losses, for which no carryover is permitted, are offset against paid in capital.


Note 3.  TRANSACTIONS WITH AFFILIATES

     Advance Capital Management, Inc. (MANAGEMENT) (a wholly owned subsidiary of Advance Capital Group, Inc.) is the COMPANY'S investment adviser. T. Rowe Price Associates, Inc. (TRPA) serves as sub-adviser for that portion of the portfolio of assets of the Equity Growth Fund and Balanced Fund which are determined by MANAGEMENT to be invested in common stocks. Advance Capital Services, Inc. (SERVICES) (also a wholly owned subsidiary of Advance Capital Group, Inc.) is the distributor of the Company's shares. Advance Capital
Group, Inc. (GROUP) is the Company's Administrator,
Transfer Agent and Dividend Disbursing Agent. For services provided by MANAGEMENT, the COMPANY pays a fee equal on an annual basis to .70% of the average daily net assets for the first $200 million of the Equity Growth and Balanced Funds and .55% of the average daily net assets exceeding $200 million, .50% of the average daily net assets for the first $200 million of the Retirement Income
Fund and .40% on the average daily net assets exceeding $200 million, and .40% of the average daily net assets of the Bond and Cornerstone Stock Funds. For its services, TRPA is paid a fee by MANAGEMENT equal on an annual basis to .20% of the average daily net assets of the Equity Growth Fund and that portion of the Balanced Fund invested in common stocks for the first $100 million of assets managed and .15% of the average daily net assets exceeding $100 million. GROUP provides administrative, transfer agent and dividend disbursing agent services to the COMPANY. The COMPANY will reimburse SERVICES for actual expenses incurred in connection with the distribution of fund shares of the Equity Growth, Bond, Balanced, Retirement Income and Cornerstone Stock Funds, at a rate not to exceed .25% of each fund's average daily net assets.

     The COMPANY was charged investment advisory fees of $2,069,761 by MANAGEMENT for the six months ended
June 30, 2002. The COMPANY was charged distribution fees of $914,047 by SERVICES for the six months ended June 30, 2002. At June 30, 2002 an employee retirement plan sponsored by SERVICES owned 88,858 shares (1.6%)of the Equity Growth Fund, 320 shares (0.0%) of the Bond Fund, 17,445 shares (0.1%) of the Balanced Fund, 6,905 shares (0.0%) of the Retirement Income Fund and 33,585 shares (0.5%) of the Cornerstone
Stock Fund.

     Certain officers and directors of GROUP, MANAGEMENT, and SERVICES, are also officers and directors of the COMPANY. Directors fees are only paid to outside directors and consist of a $3,500 annual retainer plus $400 per meeting attended.


Note 4.  INVESTMENT PORTFOLIO TRANSACTIONS

     The cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended
June 30, 2002 were as follows:

	         Equity		      	       Retirement	   Cornerstone
	         Growth	   Bond	Balanced	   Income	   Stock
               ------      ----     --------     ----------    -----------
Purchases	$7,676,177	$25,183,906	$20,847,265	 $23,250,207   $3,289,820
Sales	       6,628,076	 13,774,582	13,278,824	  25,445,055    3,526,142


     The cost of purchases and proceeds from sales of U.S. Government securities included above were as follows:


	         Equity			    Retirement	Cornerstone
	         Growth	Bond	Balanced	Income	   Stock
               ------   ----  --------   --------     -----------
Purchases	    None	None	  None	 None	         None
Sales	          None	None	  None	 None	         None


     Gross unrealized appreciation and depreciation of investments for book and tax purposes as of June 30, 2002 were as follows:

	              Equity			            Retirement	Cornerstone
	              Growth	Bond	      Balanced	Income	Stock
                    ------    ----        --------    ------      -----
Appreciation	$40,332,419	$3,845,128  $40,543,401 $6,544,665  $1,402,508
Depreciation	 16,932,198	 1,976,297   10,074,203  3,700,337  26,905,980




Note 5.  CAPITAL LOSS CARRYOVERS

     At December 31, 2001, capital loss carryovers and their expiration dates were as follows:

			   Equity				           Retirement    Cornerstone
			   Growth	     Bond	    Balanced      Income	   Stock
                     ------        ----       --------      ------         -----
December 31, 2007           $0      59,239	     $0    $1,024,760	     $50,588
December 31, 2008	           0     697,526	      0     8,246,605      1,304,063
December 31, 2009    3,609,549     614,457    1,615,990     2,466,325      5,613,583


Note 6.  AUTHORIZED SHARES

     The Fund has one billion authorized shares of common stock, par value of $.001 per share. Each of the Fund's five portfolios has 200 million shares authorized.

Advance Capital I, Inc.               Advance Capital I, Inc.
                                      An Investment Company with five funds


Investment Adviser:
Advance Capital Management, Inc.
One Towne Square, Suite 444
Southfield, Michigan 48076


Sub-Adviser:                          Equity Growth Fund
(Equity Growth and Balanced Funds)    Bond Fund
T. Rowe Price Associates, Inc.        Balanced Fund
100 East Pratt Street                 Retirement Income Fund
Baltimore, Maryland 21202             Cornerstone Stock fund


Distributor:
Advance Capital Services, Inc.
P.O. Box 3144
Southfield, Michigan 48037

Administrator and Transfer Agent:
Advance Capital Group, Inc.
P.O. Box 3144
Southfield, Michigan 48037

Custodian:
Fifth Third Bank
38 Fountain Square Plaza
Cincinnati, Ohio 45263

Officers:
John C. Shoemaker, President
Robert J. Cappelli, Vice President & Treasurer
Charles J. Cobb, Vice President
Kathy J. Harkleroad, Secretary

Board of Directors:

Joseph A. Ahern                       Semi-Annual Report
Richard W. Holtcamp                   June 30, 2002
Dennis D. Johnson
Harry Kalajian
Janice E. Loichle
Thomas L. Saeli
John C. Shoemaker